SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	David Sylvester and James Randazzo, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management

This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

July 1, 2010                                                                                                                                              587242 (7/10)

EVERGREEN SELECT MONEY MARKET TRUST

PART A
PROSPECTUS
ADMINISTRATIVE CLASS

Evergreen
INSTITUTIONAL MONEY MARKET FUNDS
Prospectus July 1, 2010

Evergreen Institutional Money Market Fund
Administrative Class EMDXX

Evergreen Institutional Municipal Money Market Fund
Administrative Class EIDXX

Evergreen Institutional Treasury Money Market Fund
Administrative Class EDTXX

Evergreen Prime Cash Management Money Market Fund
Administrative Class EADXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

Evergreen Institutional Money Market Funds

Fund Summary

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class AD
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.05%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.33%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class AD
1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Concentration Risk. If the Fund concentrates its investments in bank obligations, it may be more vulnerable to adverse conditions affecting banks and the value of the Fund's shares may be more volatile than a Fund that does not concentrate its investments.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Administrative Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.66%[1]
Lowest Quarter: 4th Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrative Class (before taxes)	5/1/2001	0.34%	3.29%	3.11%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, Wells Fargo Funds Distributor, LLC ("WFFD"). You may purchase or redeem shares of the Fund on any day the New York Stock Exchange ("NYSE") is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class AD
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.05%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.28%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class AD
1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. The market for tax-exempt municipal money market securities is not as broad as the market for taxable money market securities, and the liquidity of the Fund therefore may not be equal to that of a fund that invests principally in taxable money market securities.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Administrative Shares (%)1

Highest Quarter: 2nd Quarter 2000	+1.13%[1]
Lowest Quarter: 4th Quarter 2009	+0.03%
Year-to-date total return as of 3/31/2010 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrative Class (before taxes)	5/1/2001	0.49%	2.42%	2.29%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class AD
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.05%
Other Expenses	0.12%
Total Annual Fund Operating Expenses[1]	0.28%

1

The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.22% for Class AD. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class AD
1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). The Fund generally maintains a dollar-weighted average maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Administrative Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.60%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrative Class (before taxes)	5/1/2001	0.11%	2.77%	2.74%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class AD
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.05%
Other Expenses	0.12%
Total Annual Fund Operating Expenses[1]	0.36%

1

The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.28% for Class AD. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class AD
1 Year	$37
3 Years	$116
5 Years	$202
10 Years	$456

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Administrative Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.65%[1]
Lowest Quarter: 4th Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrative Class (before taxes)	6/13/2003	0.31%	3.25%	3.08%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Investment Goals, Strategies and Risks

INVESTMENT GOALS AND STRATEGIES

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. However, the dollar-weighted average life to maturity of the Fund may be longer than 60 days because, among other things, certain adjustable-rate debt instruments are considered, for purposes of calculating the Fund's dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

PRINCIPAL RISKS

The following provides additional information regarding the various risks referenced in the section entitled "Fund Summary." For a list of the principal risks that apply to a particular Fund, please refer to that Fund's summary page.

  Concentration Risk. A Fund that concentrates its investments in a limited number of sectors, industries, states or countries is more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

  Credit Risk. Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer or counterparty defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk is heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

  Foreign Bank Obligation Risk. If a Fund invests in obligations of foreign banks (including U.S. branches of foreign banks) or foreign branches of U.S. banks, it could be exposed to certain risks of foreign investing. For example, there may be less information publicly available about a foreign bank than about a U.S. bank and political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield of, total return earned on, and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting, auditing and financial reporting systems and practices than the United States. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. In addition, compared with the United States, there may be a greater possibility of nationalization or expropriation of assets, imposition of currency exchange controls or withholding requirements, confiscatory or other taxes, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund's investments in certain foreign countries.

  Interest Rate Risk. When interest rates go up, the values of debt securities tend to fall. If a Fund invests a significant portion of its portfolio in debt securities, and if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, their dividend yields may be low when short-term market interest rates are low. Unusually low interest rate environments, as well as other market conditions, may reduce a Fund's return, potentially preventing a Fund from maintaining a positive yield or a constant NAV of $1.00 per share.

  Money Market Fund Risk. The Funds, like most money market funds, rely on a Securities and Exchange Commission rule that generally allows them to issue and redeem shares at a price of $1.00 per share. See "Pricing," below. However, if a Fund's market-based NAV falls too far below $1.00 per share, the Fund would be required to issue and redeem shares at a price below $1.00 per share. For example, a Fund's NAV may be adversely affected if the credit quality of one or more of its holdings deteriorates or if the liquidity in the market for its portfolio securities were limited to such an extent that the Fund might not believe it could sell the portfolio securities at a price very close to par. Although in the past the Fund's adviser or its affiliates may have taken extraordinary steps to support the market value of the Fund's assets, you should not assume that the Fund's adviser or its affiliates will take any of these actions in the future. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of a Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

  Municipal Securities Risk. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities as compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund's portfolio manager(s) than other types of funds. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than other fixed income securities. In addition, the municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by a Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be or become highly illiquid, making them difficult to value or dispose of at favorable prices. Illiquidity may be exacerbated from time to time by market or economic events. When a Fund invests a portion of its assets in bonds that are insured by private insurers, the credit standing of such a bond and/or its price will likely be affected by the credit standing of its insurer and the issuer's ability or perceived ability to meet its obligations.

  U.S. Government Securities Risk. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities in which a Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by GNMA, the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by GNMA, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Although the U.S. government has taken temporary, limited action to support Fannie Mae, Freddie Mac and FHLB, Fannie Mae, Freddie Mac and FHLB are not funded by congressional appropriations and the securities issued by them, like most securities issued by U.S. government agencies or instumentalities, are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government agencies or instumentalities are neither insured nor guaranteed by the U.S. Treasury.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

In addition to the strategies described under "Investment Strategy," a Fund may also pursue the following non-principal investment strategies:

  Sell Strategy. A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.

  Short-Term Taxable Securities. Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

  Short-Term U.S. Government Securities. Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For a description of the risk incurred when a fund invests in short-term U.S. Government securities, please see "U.S. Government Securities Risk" under the "Fund Risks" section above.

For more information on these and other investment strategies a Fund may pursue, and the risks associated with such strategies, please see the Fund's  SAI.

ADDITIONAL INFORMATION ON EXPENSES

Expenses. The information shown in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses" is calculated as of a Fund's most recent fiscal year. If a Fund experiences a decline in average net assets due to market volatility or other factors, the Fund's current expense ratios may be higher than those shown in the table.

FUND MANAGEMENT

INVESTMENT ADVISOR AND ADMINISTRATOR

As investment advisor to the Evergreen funds, Evergreen Investment Management Company, LLC (EIMC) manages and oversees each Evergreen fund's investments and supervises its daily business affairs. EIMC has been managing mutual funds and private accounts since 1932 and managed over $72 billion in assets for the Evergreen funds as of 12/31/2009. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wells Fargo & Company (Wells Fargo), a U.S. bank holding company.

For a Fund's most recent fiscal year, the advisory fee paid to EIMC was as follows:

Advisory Fees Paid as % of Net Assets[1]
Evergreen Fund	As a % of average daily net assets
Institutional Money Market Fund	0.10%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.05%
Prime Cash Management Money Market Fund	0.11%

1	The information shown in the table above reflects the effects of voluntary waivers implemented by EIMC. These waivers may be removed at any time without notice.

EIMC also serves as administrator to the Evergreen funds. As administrator, EIMC prepares various filings, reports and contracts on behalf of the Evergreen funds, performs certain back office services, and provides the Evergreen funds with facilities, equipment and personnel. The Evergreen funds pay EIMC a fee for these services and those fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

For a discussion regarding the basis for the approval of a Fund's investment advisory, and, if applicable, sub-advisory agreement(s) by its Board of Trustees, please see the Fund's shareholder report for the period ended February 28, 2010.

AFFILIATED SERVICE PROVIDERS

Evergreen Service Company, LLC ("ESC"), a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Evergreen funds' transfer agent. The Evergreen funds pay ESC fees for these services and such fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

WFFD, a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Fund's principal underwriter. Certain of the Evergreen funds pay WFFD fees for these services pursuant to their 12b-1 plans as well as through the sales charges paid in respect of fund shares. For information regarding such compensation with respect to a Fund, please see the SAI. WFFD is located at 525 Market Street, San Francisco, California, 94105. WFFD is also the distributor and principal underwriter of the Wells Fargo Advantage Funds®.

LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

In June, 2009 Evergreen reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's net asset value ("NAV") being overstated during the period; second, that Evergreen acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen Funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc., Evergreen's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, Evergreen has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. Evergreen neither admitted nor denied the regulators' conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and Evergreen Investment Services, Inc., the Evergreen funds' former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value ("NAV"), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund will normally calculate its NAV at the following times on each day the NYSE is open for regular trading:

Evergreen Fund	NAV Calculation Times (Eastern time)
Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund	10:00 a.m., 12:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m.
Institutional Municipal Money Market Fund	10:00 a.m., 12:00 p.m. and 4:00 p.m.

The Evergreen funds reserve the right to adjust the times that a Fund calculates its NAV if the NYSE closes early or under certain unusual circumstances and to reduce the number of times a Fund calculates its NAV to as infrequently as once a day, without advance notice to shareholders. A Fund will generally calculate its NAV only as of the latest time shown above if it reduces the number of times that it calculates its NAV to once daily.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received and all required information is provided, as set forth in "Requests In Good Order" in the section entitled "Buying and Selling Fund Shares." A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund generally values its investments at amortized cost, which approximates market value.

SHARE CLASS INFORMATION

  12b-1 Fees. To compensate WFFD for the service it provides and for the expenses it bears in connection with the distribution of Fund shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads.

  Additional Compensation to Financial Services Firms. EIMC or WFFD has entered into revenue sharing arrangements under which EIMC or WFFD, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or WFFD's resources, as the case may be (including profits from investment management and other agreements and arrangements between them and their affiliates and the Evergreen funds), and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these amounts are paid to financial services firms that include the Evergreen funds on a "preferred list." Please contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements. In addition, WFFD or its affiliates may compensate financial intermediaries for various administrative and account maintenance services they provide to their clients who are Evergreen fund shareholders.

If payments to financial services firms by the distributor or advisor for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial services firm employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by EIMC or WFFD and their affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial services firm at the time of your purchase.

BUYING AND SELLING FUND SHARES

ACCOUNT MINIMUMS

Administrative shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD.

OPENING AN ACCOUNT, ADDING TO AN ACCOUNT, AND SELLING FUND SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payments, or talk to your investment professional or an Evergreen funds service representative. See "Additional Shareholder Services" for information on the Exchange Privilege.

Requests in "Good Order"
All purchase, exchange and redemption requests must be received in "good order." This means that the request must include:

* The Fund name and account number;
* The amount (in dollars or shares) and type (purchase or sale) of the request;
* Signature(s) of the registered owner(s);
* If required, a Medallion signature guarantee (see "Redemption Requests That Require a Signature Guarantee"); and
* Any supporting legal documentation that may be required.

Purchase and redemption requests received by the Fund in good order will be processed at the next NAV calculated after the Fund receives the purchase or redemption request. An order to exchange shares of the Fund for another Evergreen fund will be processed the next time when both funds calculate their respective NAVs at the same time, which will generally be at 4:00 p.m. if shares of a non-Evergreen Money Market Fund are being purchased.[1]

Purchase and redemption requests that are in good order and are received by the Fund at or after the time of the Fund's last daily NAV calculation will be processed at the first NAV calculated the following business day.[1]

The Evergreen funds reserve the right to reject any purchase or exchange order and to terminate a shareholder's investment or exchange privileges.

1

The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with WFFD. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial services firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to certain unusual circumstances.

Opening an Account
By Mail or through an Investment Professional	Step 1	Complete and sign an account application. You can download an account application from EvergreenInvestments.com.
	Step 2	Instruct your bank to wire or transfer your purchase (they may charge a wire fee) or make a check payable to "Evergreen Investments" in the amount of your investment.
	Step 3	Mail all applicable documents to the address below, or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with WFFD):
		Postal Service Address: Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400	Overnight Address: Evergreen Investments 30 Dan Road Canton, MA 02021-2809

Adding to an Account
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Steps 2 and 3 under "Opening an Account" above.
By Phone	Step 1

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

Step 2

Either instruct your bank to wire or transfer the amount of your purchase (they may charge a wiring fee) or, if your bank account is on file with WFFD, contact Evergreen to request an electronic transfer through the Automated Clearing House (ACH), so that you may avoid paying wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

Selling Fund Shares
To redeem from an IRA or other retirement account, call 1.800.847.5397 for special instructions. For all other accounts, you may redeem shares as follows:
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Step 3 under "Opening an Account" above.
By Phone[1]

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

1

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

  Nature and Timing of Proceeds. Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12:00 p.m. ET for Institutional Municipal Money Market Fund, if by Federal Funds Wire, will be completed the same day; however we may take up to seven business days. As permitted by federal securities laws, we may suspend redemptions or postpone payment for more than seven days under certain unusual circumstances. We also reserve the right to wait up to ten business days after processing requests made by check or ACH transfer before redeeming these shares. In addition, we reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the minimum initial purchase amount. See "Account Minimums."

  Redemption Requests That Require a Signature Guarantee. To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen Investments. The following circumstances require a Medallion signature guarantee:

  You want the proceeds transmitted into a bank account not listed on the account.

  You want the proceeds payable to anyone other than the registered owner(s) of the account.

  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

  The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation may be required:
corporate accounts: certified copy of corporate resolution
fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee? Commercial Bank Trust Company Savings Association Credit Union Member of a U.S. Stock Exchange

ADDITIONAL SHAREHOLDER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or return; or order a statement or duplicate tax form.

For more information about these services, visit EvergreenInvestments.com.

  Exchange Privilege. You can easily exchange shares between Evergreen funds by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting EvergreenInvestments.com.

Exchanges must:

  meet the minimum initial purchase amount of the Fund into which you are exchanging; and

  be within the same class and under the same registration.

There is no sales charge when exchanging shares within the Evergreen funds family.

The telephone exchange service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone exchange in your account.

SHORT-TERM TRADING POLICY

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on a Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Adjustable Rate Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary maintaining the shareholder account is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent such trading.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

  Distribution Payment Schedule. A Fund usually distributes capital gains, if any, at least once a year, near the end of the calendar year. The frequency with which a Fund distributes dividends is listed below:

Dividend Payments
Fund	Frequency
Evergreen Insititutional Money Market Fund	Monthly
Evergreen Institutional Municipal Money Market Fund	Monthly
Evergreen Institutional Treasury Money Market Fund	Monthly
Evergreen Prime Cash Management Money Market Fund	Monthly

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

  Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

    to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original fund;

    to reinvest capital gains but receive all ordinary income dividend distributions in cash; or

    to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400 or call 1.800.847.5397 to change preferences. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable NAV, the sale or exchange of shares in such funds is typically not a taxable event.

  Because the income received by Evergreen Bond Funds and Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named, but could be subject to state taxes on corporations. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

  Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, for taxable years beginning before January 1, 2011, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at rates applicable to long-term capital gains (that have been temporarily reduced in the case of individuals to no higher than 15%), provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will be taxed at the applicable long-term capital gains rates, which for individuals have been temporarily reduced to no higher than 15% for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011.

  Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

  Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale or exchange, except for money market transactions, are reported on Form 1099B. In addition, with respect to investors who hold shares of an Evergreen Municipal Bond Fund or an Evergreen Municipal Money Market Fund, exempt-interest dividends are reported on Form 1099 INT. You must report these on your tax return. You could pay a penalty if you neglect to report them. You will not be provided with the above mentioned forms if you are exempt from certain reporting requirements. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com/tax. Please consult your tax advisor for further information about the federal, state and local tax consequences of an investment in a fund.

  Retirement Plans. You may invest in an Evergreen fund through employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

PORTFOLIO HOLDINGS

Portfolio Holdings. A description of the Evergreen funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in each Fund's SAI in the section entitled "Fund Policies, Securities, Practices and Risks."

Financial Highlights

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, each Fund's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report, which is available upon request.

Evergreen Institutional Money Market Fund

	Year Ended February 28,
Class AD	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.21%	2.36%[3]	5.08%	5.10%	3.41%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,208	$39,919	$181,752	$154,493	$18,476
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.27%	0.23%	0.24%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.28%	0.25%	0.26%	0.29%
Net investment income	0.29%	2.51%	4.96%	5.10%	3.66%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Evergreen Institutional Municipal Money Market Fund

	Year Ended February 28,
Class AD	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	2.15%	3.43%	3.41%	2.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$94,007	$54,567	$75,380	$60,149	$63,500
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%	0.27%	0.26%	0.26%	0.27%
Expenses excluding waivers/reimbursements and expense reductions	0.28%	0.27%	0.26%	0.26%	0.27%
Net investment income	0.30%	2.10%	3.43%	3.36%	2.41%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional Treasury Money Market Fund

	Year Ended February 28,
Class AD	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	02 3	0.01[2]	0.04[2]	0.05	0.03
Distributions to shareholders from
Net investment income	0[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.07%	1.10%	4.40%	4.84%	3.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$240	$557	$6,260	$421	$28,992
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.24%	0.27%	0.26%	0.26%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.27%	0.26%	0.26%	0.25%
Net investment income	0.22%	0.77%	4.05%	4.36%	3.13%

1	Year ended February 29
2	Per share amounts are based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.

Evergreen Prime Cash Management Money Market Fund

	Year Ended February 28,
Class AD	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05[3]	0.05[3]	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.18%	2.27%[4]	5.06%	5.10%	3.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1,465	$1	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.23%	0.22%	0.25%	0.29%
Expenses excluding waivers/reimbursements and expense reductions	0.35%	0.33%	0.34%	0.35%	0.36%
Net investment income	0.19%	2.80%	4.78%	5.11%	3.30%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Per share amounts are based on average shares outstanding during the period.
4	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Fund Information Quick Reference Guide

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to:

  check your account

  order a statement

  get a Fund's current price, yield and total return

  buy, sell or exchange Fund shares

Shareholder Services
Call 1.800.847.5397

Monday - Friday, 8 a.m. to 6 p.m. ET to

  buy, sell or exchange Fund shares

  order applications

  get assistance with your account

Write us a letter

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

  buy, sell or exchange Fund shares

  change the registration on an account

  for general correspondence

Express, registered or certified mail

Evergreen Investments
30 Dan Road
Canton, MA 02021-2809

Visit us on-line

EvergreenInvestments.com

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

For more information about a Fund, ask for:

  The Fund's most recent annual or semi-annual report, which contains a financial accounting for the Fund and a list of the Fund's portfolio holdings as of a specific date. The independent registered public accounting firm's report and financial statements in each Fund's annual report were filed with the SEC on April 29, 2010 (Accession No. 0001133228-10-000567) and are incorporated by reference into this prospectus, which means that their contents are legally considered to be part of this prospectus.

  The Statement of Additional Information (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents referenced above, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded from EvergreenInvestments.com.

Information about the Fund (including the documents referenced above) is also available, without charge, on the SEC's web site at http:// www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC
525 Market Street, San Francisco, California 94105
Evergreen Investments is a service mark of Evergreen Investment Management
Company, LLC. Copyright 2010.

558063 RV10 (7/10) 811-08405

SUPPLEMENT TO THE PROSPECTUSES

SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	David Sylvester and James Randazzo, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management

This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

July 1, 2010                                                                                                                                              587242 (7/10)

EVERGREEN SELECT MONEY MARKET TRUST

PART A
PROSPECTUS
INSTITUTIONAL CLASS

Evergreen
INSTITUTIONAL MONEY MARKET FUNDS
Prospectus July 1, 2010

Evergreen Institutional 100% Treasury Money Market Fund
Institutional Class EUIXX

Evergreen Institutional Money Market Fund
Institutional Class EMIXX

Evergreen Institutional Municipal Money Market Fund
Institutional Class EMMXX

Evergreen Institutional Treasury Money Market Fund
Institutional Class EIMXX

Evergreen Institutional U.S. Government Money Market Fund
Institutional Class EGIXX

Evergreen Prime Cash Management Money Market Fund
Institutional Class EPRXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

Evergreen Institutional Money Market Funds

Fund Summary

Evergreen Institutional 100% Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.21%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.35%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class I
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Shares (%)

Highest Quarter: 4th Quarter 2000	+1.55%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	12/8/1997	0.09%	2.54%	2.57%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Account Minimums
	Minimum Initial Purchase of Institutional Class shares	Minimum Additional Purchases
Regular Accounts	$1,000,000	None
IRAs	N/A	None
Systematic Investment Plan	N/A	$50/monthly

You may purchase or redeem shares of the Fund on any day the New York Stock Exchange ("NYSE") is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.28%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class I
1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Concentration Risk. If the Fund concentrates its investments in bank obligations, it may be more vulnerable to adverse conditions affecting banks and the value of the Fund's shares may be more volatile than a Fund that does not concentrate its investments.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Shares (%)

Highest Quarter: 4th Quarter 2000	+1.66%
Lowest Quarter: 4th Quarter 2009	+0.02%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	11/19/1996	0.39%	3.34%	3.16%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Account Minimums
	Minimum Initial Purchase of Institutional Class shares	Minimum Additional Purchases
Regular Accounts	$1,000,000	None
IRAs	N/A	None
Systematic Investment Plan	N/A	$50/monthly

You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.23%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class I
1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. The market for tax-exempt municipal money market securities is not as broad as the market for taxable money market securities, and the liquidity of the Fund therefore may not be equal to that of a fund that invests principally in taxable money market securities.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Shares (%)

Highest Quarter: 2nd Quarter 2000	+1.13%
Lowest Quarter: 4th Quarter 2009	+0.05%
Year-to-date total return as of 3/31/2010 is +0.02%

Average Annual Total Returns for the period ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class I	11/20/1996	0.54%	2.47%	2.33%
BofA Merrill Lynch 3 Month U.S. T Bill Index[2]		0.21%	3.02%	2.99%

1

The inception date of Class I shares was November 20, 1996. Historical performance shown for Class I prior to 7/9/2010 is based on the performance of the fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Account Minimums
	Minimum Initial Purchase of Institutional Class shares	Minimum Additional Purchases
Regular Accounts	$1,000,000	None
IRAs	N/A	None
Systematic Investment Plan	N/A	$50/monthly

You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.23%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class I
1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). The Fund generally maintains a dollar-weighted average maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Shares (%)

Highest Quarter: 4th Quarter 2000	+1.60%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	11/20/1996	0.14%	2.82%	2.78%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Account Minimums
	Minimum Initial Purchase of Institutional Class shares	Minimum Additional Purchases
Regular Accounts	$1,000,000	None
IRAs	N/A	None
Systematic Investment Plan	N/A	$50/monthly

You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.26%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class I
1 Year	$27
3 Years	$84
5 Years	$146
10 Years	$331

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Shares (%)

Highest Quarter: 4th Quarter 2000	+1.62%
Lowest Quarter: 4th Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/1/1999	0.23%	3.02%	2.90%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Account Minimums
	Minimum Initial Purchase of Institutional Class shares	Minimum Additional Purchases
Regular Accounts	$1,000,000	None
IRAs	N/A	None
Systematic Investment Plan	N/A	$50/monthly

You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.31%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class I
1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.65%[1]
Lowest Quarter: 4th Quarter 2009	+0.02%
Year-to-date total return as of 3/31/2010 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	12/2/1993	0.36%	3.30%	3.11%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1	Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.
2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Account Minimums
	Minimum Initial Purchase of Institutional Class shares	Minimum Additional Purchases
Regular Accounts	$1,000,000	None
IRAs	N/A	None
Systematic Investment Plan	N/A	$50/monthly

You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Investment Goals, Strategies and Risks

INVESTMENT GOALS AND STRATEGIES

Evergreen Institutional 100% Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. However, the dollar-weighted average life to maturity of the Fund may be longer than 60 days because, among other things, certain adjustable-rate debt instruments are considered, for purposes of calculating the Fund's dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

PRINCIPAL RISKS

The following provides additional information regarding the various risks referenced in the section entitled "Fund Summary." For a list of the principal risks that apply to a particular Fund, please refer to that Fund's summary page.

  Concentration Risk. A Fund that concentrates its investments in a limited number of sectors, industries, states or countries is more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

  Credit Risk. Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer or counterparty defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk is heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

  Foreign Bank Obligation Risk. If a Fund invests in obligations of foreign banks (including U.S. branches of foreign banks) or foreign branches of U.S. banks, it could be exposed to certain risks of foreign investing. For example, there may be less information publicly available about a foreign bank than about a U.S. bank and political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield of, total return earned on, and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting, auditing and financial reporting systems and practices than the United States. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. In addition, compared with the United States, there may be a greater possibility of nationalization or expropriation of assets, imposition of currency exchange controls or withholding requirements, confiscatory or other taxes, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund's investments in certain foreign countries.

  Interest Rate Risk. When interest rates go up, the values of debt securities tend to fall. If a Fund invests a significant portion of its portfolio in debt securities, and if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, their dividend yields may be low when short-term market interest rates are low. Unusually low interest rate environments, as well as other market conditions, may reduce a Fund's return, potentially preventing a Fund from maintaining a positive yield or a constant NAV of $1.00 per share.

  Money Market Fund Risk. The Funds, like most money market funds, rely on a Securities and Exchange Commission rule that generally allows them to issue and redeem shares at a price of $1.00 per share. See "Pricing," below. However, if a Fund's market-based NAV falls too far below $1.00 per share, the Fund would be required to issue and redeem shares at a price below $1.00 per share. For example, a Fund's NAV may be adversely affected if the credit quality of one or more of its holdings deteriorates or if the liquidity in the market for its portfolio securities were limited to such an extent that the Fund might not believe it could sell the portfolio securities at a price very close to par. Although in the past the Fund's adviser or its affiliates may have taken extraordinary steps to support the market value of the Fund's assets, you should not assume that the Fund's adviser or its affiliates will take any of these actions in the future. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of a Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

  Municipal Securities Risk. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities as compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund's portfolio manager(s) than other types of funds. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than other fixed income securities. In addition, the municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by a Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be or become highly illiquid, making them difficult to value or dispose of at favorable prices. Illiquidity may be exacerbated from time to time by market or economic events. When a Fund invests a portion of its assets in bonds that are insured by private insurers, the credit standing of such a bond and/or its price will likely be affected by the credit standing of its insurer and the issuer's ability or perceived ability to meet its obligations.

  U.S. Government Securities Risk. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities in which a Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by GNMA, the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by GNMA, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Although the U.S. government has taken temporary, limited action to support Fannie Mae, Freddie Mac and FHLB, Fannie Mae, Freddie Mac and FHLB are not funded by congressional appropriations and the securities issued by them, like most securities issued by U.S. government agencies or instumentalities, are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government agencies or instumentalities are neither insured nor guaranteed by the U.S. Treasury.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

In addition to the strategies described under "Investment Strategy," a Fund may also pursue the following non-principal investment strategies:

  Sell Strategy. A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.

  Short-Term Taxable Securities. Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

  Short-Term U.S. Government Securities. Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For a description of the risk incurred when a fund invests in short-term U.S. Government securities, please see "U.S. Government Securities Risk" under the "Fund Risks" section above.

For more information on these and other investment strategies a Fund may pursue, and the risks associated with such strategies, please see the Fund's statement of additional information ("SAI").

ADDITIONAL INFORMATION ON EXPENSES

Expenses. The information shown in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses" is calculated as of a Fund's most recent fiscal year. If a Fund experiences a decline in average net assets due to market volatility or other factors, the Fund's current expense ratios may be higher than those shown in the table.

FUND MANAGEMENT

INVESTMENT ADVISOR AND ADMINISTRATOR

As investment advisor to the Evergreen funds, Evergreen Investment Management Company, LLC (EIMC) manages and oversees each Evergreen fund's investments and supervises its daily business affairs. EIMC has been managing mutual funds and private accounts since 1932 and managed over $72 billion in assets for the Evergreen funds as of 12/31/2009. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wells Fargo & Company (Wells Fargo), a U.S. bank holding company.

For a Fund's most recent fiscal year, the advisory fee paid to EIMC was as follows:

Advisory Fees Paid as % of Net Assets[1]
Evergreen Fund	As a % of average daily net assets
Institutional 100% Treasury Money Market Fund	0.06%
Institutional Money Market Fund	0.10%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.05%
Institutional U.S. Government Money Market Fund	0.05%
Prime Cash Management Money Market Fund	0.11%

1	The information shown in the table above reflects the effects of voluntary waivers implemented by EIMC. These waivers may be removed at any time without notice.

EIMC also serves as administrator to the Evergreen funds. As administrator, EIMC prepares various filings, reports and contracts on behalf of the Evergreen funds, performs certain back office services, and provides the Evergreen funds with facilities, equipment and personnel. The Evergreen funds pay EIMC a fee for these services and those fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

For a discussion regarding the basis for the approval of a Fund's investment advisory, and, if applicable, sub-advisory agreement(s) by its Board of Trustees, please see the Fund's shareholder report for the period ended February 28, 2010.

AFFILIATED SERVICE PROVIDERS

Evergreen Service Company, LLC ("ESC"), a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Evergreen funds' transfer agent. The Evergreen funds pay ESC fees for these services and such fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

Wells Fargo Funds Distributor, LLC ("WFFD"), a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Fund's principal underwriter. Certain of the Evergreen funds pay WFFD fees for these services pursuant to their 12b-1 plans as well as through the sales charges paid in respect of fund shares. For information regarding such compensation with respect to a Fund, please see the SAI. WFFD is located at 525 Market Street, San Francisco, California, 94105. WFFD is also the distributor and principal underwriter of the Wells Fargo Advantage Funds®.

LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

In June, 2009 Evergreen reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's net asset value ("NAV") being overstated during the period; second, that Evergreen acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen Funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc., Evergreen's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, Evergreen has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. Evergreen neither admitted nor denied the regulators' conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and Evergreen Investment Services, Inc., the Evergreen funds' former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value ("NAV"), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund will normally calculate its NAV at the following times on each day the NYSE is open for regular trading:

Evergreen Fund	NAV Calculation Times (Eastern time)
Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund	10:00 a.m., 12:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m.
Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund	10:00 a.m., 12:00 p.m. and 4:00 p.m.

The Evergreen funds reserve the right to adjust the times that a Fund calculates its NAV if the NYSE closes early or under certain unusual circumstances and to reduce the number of times a Fund calculates its NAV to as infrequently as once a day, without advance notice to shareholders. A Fund will generally calculate its NAV only as of the latest time shown above if it reduces the number of times that it calculates its NAV to once daily.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received and all required information is provided, as set forth in "Requests In Good Order" in the section entitled "Buying and Selling Fund Shares." A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund generally values its investments at amortized cost, which approximates market value.

SHARE CLASS INFORMATION

  Additional Compensation to Financial Services Firms. EIMC or WFFD has entered into revenue sharing arrangements under which EIMC or WFFD, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or WFFD's resources, as the case may be (including profits from investment management and other agreements and arrangements between them and their affiliates and the Evergreen funds), and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these amounts are paid to financial services firms that include the Evergreen funds on a "preferred list." Please contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements. In addition, WFFD or its affiliates may compensate financial intermediaries for various administrative and account maintenance services they provide to their clients who are Evergreen fund shareholders.

If payments to financial services firms by the distributor or advisor for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial services firm employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by EIMC or WFFD and their affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial services firm at the time of your purchase.

  Institutional shares. The Fund offers Institutional shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. Institutional shares are only offered, subject to the minimum initial purchase requirements stated under "Account Minimums", in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

BUYING AND SELLING FUND SHARES

Account Minimums
	Minimum Initial Purchase of Class I shares	Minimum Additional Purchases
Regular Accounts	$1,000,0001,2,[3]	None
IRAs	N/A3	None
Systematic Investment Plan	N/A3	$50/monthly[3]

1	The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount due to shareholder transactions.
2

The minimum purchase amount does not apply to (i) former Class Y shareholders, (ii) former SouthTrust funds shareholders, (iii) former Vestaur Securities Fund shareholders, (iv) investment advisory clients of EIMC (or its advisory affiliates). Each of the aforementioned classes of investors may invest in Institutional shares at the minimum investment amounts described above.

3

The minimum initial purchase amount does not apply to the following two types of investors: (i) employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans with total plan assets of more than $1 million and (ii) fee-based mutual fund wrap accounts. In addition, EIMC or the Board of Trustees may waive, in their discretion, the minimum initial purchase amount under other circumstances.

Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD.

OPENING AN ACCOUNT, ADDING TO AN ACCOUNT, AND SELLING FUND SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payments, or talk to your investment professional or an Evergreen funds service representative. See "Additional Shareholder Services" for information on the Exchange Privilege.

Requests in "Good Order"
All purchase, exchange and redemption requests must be received in "good order." This means that the request must include:

* The Fund name and account number;
* The amount (in dollars or shares) and type (purchase or sale) of the request; Signature(s) of the registered owner(s);
* If required, a Medallion signature guarantee (see "Redemption Requests That Require a Signature Guarantee"); and
* Any supporting legal documentation that may be required.

Purchase and redemption requests received by the Fund in good order will be processed at the next NAV calculated after the Fund receives the purchase or redemption request. An order to exchange shares of the Fund for another Evergreen fund will be processed the next time when both funds calculate their respective NAVs at the same time, which will generally be at 4:00 p.m. if shares of a non-Evergreen Money Market Fund are being purchased.[1]

Purchase and redemption requests that are in good order and are received by the Fund at or after the time of the Fund's last daily NAV calculation will be processed at the first NAV calculated the following business day.[1]

The Evergreen funds reserve the right to reject any purchase or exchange order and to terminate a shareholder's investment or exchange privileges.

1

The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with WFFD. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial services firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to certain unusual circumstances.

Opening an Account
By Mail or through an Investment Professional	Step 1	Complete and sign an account application. You can download an account application from EvergreenInvestments.com.
	Step 2	Instruct your bank to wire or transfer your purchase (they may charge a wire fee) or make a check payable to "Evergreen Investments" in the amount of your investment.
	Step 3	Mail all applicable documents to the address below, or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with WFFD):
		Postal Service Address: Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400	Overnight Address: Evergreen Investments 30 Dan Road Canton, MA 02021-2809

Adding to an Account
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Steps 2 and 3 under "Opening an Account" above.
By Phone	Step 1

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

Step 2

Either instruct your bank to wire or transfer the amount of your purchase (they may charge a wiring fee) or, if your bank account is on file with WFFD, contact Evergreen to request an electronic transfer through the Automated Clearing House (ACH), so that you may avoid paying wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

Selling Fund Shares
To redeem from an IRA or other retirement account, call 1.800.847.5397 for special instructions. For all other accounts, you may redeem shares as follows:
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Step 3 under "Opening an Account" above.
By Phone[1]

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

1

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

  Nature and Timing of Proceeds. Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12:00 p.m. ET for Institutional Municipal Money Market Fund and prior to 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund, if by Federal Funds Wire, will be completed the same day; however we may take up to seven business days. As permitted by federal securities laws, we may suspend redemptions or postpone payment for more than seven days under certain unusual circumstances. We reserve the right to wait up to ten business days after processing requests made by check or ACH transfer before redeeming these shares. In addition, we reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the minimum initial purchase amount. See "Account Minimums."

  Redemption Requests That Require a Signature Guarantee. To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen Investments. The following circumstances require a Medallion signature guarantee:

  You want the proceeds transmitted into a bank account not listed on the account.

  You want the proceeds payable to anyone other than the registered owner(s) of the account.

  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

  The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation may be required:
corporate accounts: certified copy of corporate resolution
fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee? Commercial Bank Trust Company Savings Association Credit Union Member of a U.S. Stock Exchange

ADDITIONAL SHAREHOLDER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or return; or order a statement or duplicate tax form.

For more information about these services, visit EvergreenInvestments.com.

  Exchange Privilege. You can easily exchange shares between Evergreen funds by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting EvergreenInvestments.com.

Exchanges must:

  meet the minimum initial purchase amount of the Fund into which you are exchanging; and

  be within the same class and under the same registration.

There is no sales charge when exchanging shares within the Evergreen funds family.

The telephone exchange service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone exchange in your account.

Telephone Investment Plan
 You may make additional investments electronically in an existing Fund account at amounts not less than $100 or more than $10,000 per investment.

SHORT-TERM TRADING POLICY

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on a Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Adjustable Rate Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary maintaining the shareholder account is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent such trading.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

  Distribution Payment Schedule. A Fund usually distributes capital gains, if any, at least once a year, near the end of the calendar year. The frequency with which a Fund distributes dividends is listed below:

Dividend Payments
Fund	Frequency
Evergreen Institutional 100% Treasury Money Market Fund	Monthly
Evergreen Institutional Money Market Fund	Monthly
Evergreen Institutional Municipal Money Market Fund	Monthly
Evergreen Institutional Treasury Money Market Fund	Monthly
Evergreen Institutional U.S. Government Money Market Fund	Monthly
Evergreen Prime Cash Management Money Market Fund	Monthly

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; at or before 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

  Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

    to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original fund;

    to reinvest capital gains but receive all ordinary income dividend distributions in cash; or

    to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400 or call 1.800.847.5397 to change preferences. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable NAV, the sale or exchange of shares in such funds is typically not a taxable event.

  Because the income received by Evergreen Bond Funds and Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named, but could be subject to state taxes on corporations. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

  Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, for taxable years beginning before January 1, 2011, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at rates applicable to long-term capital gains (that have been temporarily reduced in the case of individuals to no higher than 15%), provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will be taxed at the applicable long-term capital gains rates, which for individuals have been temporarily reduced to no higher than 15% for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011.

  Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

  Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale or exchange, except for money market transactions, are reported on Form 1099B. In addition, with respect to investors who hold shares of an Evergreen Municipal Bond Fund or an Evergreen Municipal Money Market Fund, exempt-interest dividends are reported on Form 1099 INT. You must report these on your tax return. You could pay a penalty if you neglect to report them. You will not be provided with the above mentioned forms if you are exempt from certain reporting requirements. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com/tax. Please consult your tax advisor for further information about the federal, state and local tax consequences of an investment in a fund.

  Retirement Plans. You may invest in an Evergreen fund through employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

PORTFOLIO HOLDINGS

Portfolio Holdings. A description of the Evergreen funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in each Fund's SAI in the section entitled "Fund Policies, Securities, Practices and Risks."

Financial Highlights

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, each Fund's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report, which is available upon request.

Evergreen Institutional 100% Treasury Money Market Fund

	Year Ended February 28,
Class I	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	1.10%	3.81%	4.57%	2.96%
Ratios and supplemental data
Net assets, end of period (thousands)	$481,019	$1,507,912	$864,468	$98,946	$493,913
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.21%	0.32%	0.33%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.36%	0.31%	0.32%	0.33%	0.32%
Net investment income	0.06%	0.96%	3.17%	4.32%	2.94%

1	Year Ended February 29.
2	Amount represents less than $0.005 per share.

Evergreen Institutional Money Market Fund

	Year Ended February 28,
Class I	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.24%	2.41%[3]	5.13%	5.15%	3.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,972,135	$9,787,145	$15,859,243	$14,239,628	$12,037,126
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.22%	0.18%	0.18%	0.13%
Expenses excluding waivers/reimbursements and expense reductions	0.28%	0.23%	0.20%	0.20%	0.22%
Net investment income	0.28%	2.43%	5.00%	5.03%	3.46%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Evergreen Institutional Municipal Money Market Fund

	Year Ended February 28,
Class I	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40%	2.20%	3.49%	3.47%	2.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,580,024	$6,154,387	$5,671,591	$7,122,239	$6,721,625
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.22%	0.21%	0.22%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.22%	0.21%	0.22%	0.22%
Net investment income	0.40%	2.10%	3.44%	3.40%	2.54%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional Treasury Money Market Fund

	Year Ended February 28,
Class I	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	1.15%	4.45%	4.89%	3.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,315,810	$6,401,493	$4,734,986	$1,153,229	$1,845,698
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.17%	0.22%	0.21%	0.22%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.22%	0.21%	0.22%	0.20%
Net investment income	0.10%	1.09%	4.02%	4.73%	3.19%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional U.S. Government Money Market Fund

	Year Ended February 28,
Class I	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.13%	1.75%	4.71%	4.95%	3.31%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,647,042	$3,336,855	$1,453,481	$472,397	$695,920
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.19%	0.21%	0.23%	0.23%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.23%	0.23%	0.23%	0.23%
Net investment income	0.15%	1.52%	4.35%	4.82%	3.34%

1	Year ended February 29
2	Amount represents less than $0.005 per share

Evergreen Prime Cash Management Money Market Fund

	Year Ended February 28,
Class I	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	2.35%[3]	5.11%	5.15%	3.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,314,675	$5,368,675	$6,672,226	$3,885,124	$1,628,761
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.20%	0.17%	0.20%	0.24%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.30%	0.29%	0.30%	0.31%
Net investment income	0.25%	2.34%	4.92%	5.12%	3.42%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Fund Information Quick Reference Guide

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to:

  check your account

  order a statement

  get a Fund's current price, yield and total return

  buy, sell or exchange Fund shares

Shareholder Services
Call 1.800.847.5397

Monday - Friday, 8 a.m. to 6 p.m. ET to

  buy, sell or exchange Fund shares

  order applications

  get assistance with your account

Write us a letter

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

  buy, sell or exchange Fund shares

  change the registration on an account

  for general correspondence

Express, registered or certified mail

Evergreen Investments
30 Dan Road
Canton, MA 02021-2809

Visit us on-line

EvergreenInvestments.com

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

For more information about a Fund, ask for:

  The Fund's most recent annual or semi-annual report, which contains a financial accounting for the Fund and a list of the Fund's portfolio holdings as of a specific date. The independent registered public accounting firm's report and financial statements in each Fund's annual report were filed with the SEC on April 29, 2010 (Accession No. 0001133228-10-000567) and are incorporated by reference into this prospectus, which means that their contents are legally considered to be part of this prospectus.

  The Statement of Additional Information (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents referenced above, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded from EvergreenInvestments.com.

Information about the Fund (including the documents referenced above) is also available, without charge, on the SEC's web site at http:// www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC
525 Market Street, San Francisco, California 94105
Evergreen Investments is a service mark of Evergreen Investment Management
Company, LLC. Copyright 2010.

539894 RV16 (7/10) 811-08405

SUPPLEMENT TO THE PROSPECTUSES

SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	David Sylvester and James Randazzo, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management

This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

July 1, 2010                                                                                                                                              587242 (7/10)

EVERGREEN SELECT MONEY MARKET TRUST

PART A
PROSPECTUS
INSTITUTIONAL SERVICE CLASS

Evergreen
INSTITUTIONAL MONEY MARKET FUNDS
Prospectus July 1, 2010

Evergreen Institutional 100% Treasury Money Market Fund
Institutional Service Class ESIXX

Evergreen Institutional Money Market Fund
Institutional Service Class EMSXX

Evergreen Institutional Municipal Money Market Fund
Institutional Service Class EISXX

Evergreen Institutional Treasury Money Market Fund
Institutional Service Class EITXX

Evergreen Institutional U.S. Government Money Market Fund
Institutional Service Class EGSXX

Evergreen Prime Cash Management Money Market Fund
Institutional Service Class ESSXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

Evergreen Institutional Money Market Funds

Fund Summary

Evergreen Institutional 100% Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IS
Management Fees	0.21%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.60%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IS
1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Service Shares (%)

Highest Quarter: 4th Quarter 2000	+1.49%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Service Class (before taxes)	12/22/1997	0.02%	2.32%	2.34%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, Wells Fargo Funds Distributor, LLC ("WFFD"). You may purchase or redeem shares of the Fund on any day the New York Stock Exchange ("NYSE") is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IS
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.53%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IS
1 Year	$54
3 Years	$170
5 Years	$296
10 Years	$665

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Concentration Risk. If the Fund concentrates its investments in bank obligations, it may be more vulnerable to adverse conditions affecting banks and the value of the Fund's shares may be more volatile than a Fund that does not concentrate its investments.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Service Shares (%)

Highest Quarter: 4th Quarter 2000	+1.60%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Service Class (before taxes)	11/26/1996	0.21%	3.09%	2.91%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IS
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.48%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IS
1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. The market for tax-exempt municipal money market securities is not as broad as the market for taxable money market securities, and the liquidity of the Fund therefore may not be equal to that of a fund that invests principally in taxable money market securities.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Service Shares (%)

Highest Quarter: 2nd Quarter 2000	+1.07%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the period ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class Svc	11/25/1996	0.31%	2.22%	2.08%
BofA Merrill Lynch 3 Month U.S. T Bill Index[2]		0.21%	3.02%	2.99%

1

The inception date of the Service Class shares was November 25, 1996. Historical performance shown for the Service Class prior to 7/9/2010 is based on the performance of the fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IS
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.48%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IS
1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). The Fund generally maintains a dollar-weighted average maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Service Shares (%)

Highest Quarter: 4th Quarter 2000	+1.53%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Service Class (before taxes)	11/27/1996	0.03%	2.59%	2.54%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IS
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.51%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IS
1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Service Shares (%)

Highest Quarter: 4th Quarter 2000	+1.56%
Lowest Quarter: 3rd Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Service Class (before taxes)	10/1/1999	0.12%	2.80%	2.66%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[1]		0.21%	3.02%	2.99%

1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IS
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.56%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IS
1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Institutional Services Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.65%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Service Class (before taxes)	6/13/2003	0.18%	3.06%	2.95%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Institutional Service shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Institutional Service shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.25% for Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Investment Goals, Strategies and Risks

INVESTMENT GOALS AND STRATEGIES

Evergreen Institutional 100% Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. However, the dollar-weighted average life to maturity of the Fund may be longer than 60 days because, among other things, certain adjustable-rate debt instruments are considered, for purposes of calculating the Fund's dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

PRINCIPAL RISKS

The following provides additional information regarding the various risks referenced in the section entitled "Fund Summary." For a list of the principal risks that apply to a particular Fund, please refer to that Fund's summary page.

  Concentration Risk. A Fund that concentrates its investments in a limited number of sectors, industries, states or countries is more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

  Credit Risk. Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer or counterparty defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk is heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

  Foreign Bank Obligation Risk. If a Fund invests in obligations of foreign banks (including U.S. branches of foreign banks) or foreign branches of U.S. banks, it could be exposed to certain risks of foreign investing. For example, there may be less information publicly available about a foreign bank than about a U.S. bank and political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield of, total return earned on, and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting, auditing and financial reporting systems and practices than the United States. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. In addition, compared with the United States, there may be a greater possibility of nationalization or expropriation of assets, imposition of currency exchange controls or withholding requirements, confiscatory or other taxes, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund's investments in certain foreign countries.

  Interest Rate Risk. When interest rates go up, the values of debt securities tend to fall. If a Fund invests a significant portion of its portfolio in debt securities, and if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, their dividend yields may be low when short-term market interest rates are low. Unusually low interest rate environments, as well as other market conditions, may reduce a Fund's return, potentially preventing a Fund from maintaining a positive yield or a constant NAV of $1.00 per share.

  Money Market Fund Risk. The Funds, like most money market funds, rely on a Securities and Exchange Commission rule that generally allows them to issue and redeem shares at a price of $1.00 per share. See "Pricing," below. However, if a Fund's market-based NAV falls too far below $1.00 per share, the Fund would be required to issue and redeem shares at a price below $1.00 per share. For example, a Fund's NAV may be adversely affected if the credit quality of one or more of its holdings deteriorates or if the liquidity in the market for its portfolio securities were limited to such an extent that the Fund might not believe it could sell the portfolio securities at a price very close to par. Although in the past the Fund's adviser or its affiliates may have taken extraordinary steps to support the market value of the Fund's assets, you should not assume that the Fund's adviser or its affiliates will take any of these actions in the future. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of a Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

  Municipal Securities Risk. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities as compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund's portfolio manager(s) than other types of funds. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than other fixed income securities. In addition, the municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by a Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be or become highly illiquid, making them difficult to value or dispose of at favorable prices. Illiquidity may be exacerbated from time to time by market or economic events. When a Fund invests a portion of its assets in bonds that are insured by private insurers, the credit standing of such a bond and/or its price will likely be affected by the credit standing of its insurer and the issuer's ability or perceived ability to meet its obligations.

  U.S. Government Securities Risk. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities in which a Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by GNMA, the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by GNMA, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Although the U.S. government has taken temporary, limited action to support Fannie Mae, Freddie Mac and FHLB, Fannie Mae, Freddie Mac and FHLB are not funded by congressional appropriations and the securities issued by them, like most securities issued by U.S. government agencies or instumentalities, are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government agencies or instumentalities are neither insured nor guaranteed by the U.S. Treasury.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

In addition to the strategies described under "Investment Strategy," a Fund may also pursue the following non-principal investment strategies:

  Sell Strategy. A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.

  Short-Term Taxable Securities. Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

  Short-Term U.S. Government Securities. Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For a description of the risk incurred when a fund invests in short-term U.S. Government securities, please see "U.S. Government Securities Risk" under the "Fund Risks" section above.

For more information on these and other investment strategies a Fund may pursue, and the risks associated with such strategies, please see the Fund's  SAI.

ADDITIONAL INFORMATION ON EXPENSES

Expenses. The information shown in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses" is calculated as of a Fund's most recent fiscal year. If a Fund experiences a decline in average net assets due to market volatility or other factors, the Fund's current expense ratios may be higher than those shown in the table.

FUND MANAGEMENT

INVESTMENT ADVISOR AND ADMINISTRATOR

As investment advisor to the Evergreen funds, Evergreen Investment Management Company, LLC (EIMC) manages and oversees each Evergreen fund's investments and supervises its daily business affairs. EIMC has been managing mutual funds and private accounts since 1932 and managed over $72 billion in assets for the Evergreen funds as of 12/31/2009. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wells Fargo & Company (Wells Fargo), a U.S. bank holding company.

For a Fund's most recent fiscal year, the advisory fee paid to EIMC was as follows:

Advisory Fees Paid as % of Net Assets[1]
Evergreen Fund	As a % of average daily net assets
Institutional 100% Treasury Money Market Fund	0.06%
Institutional Money Market Fund	0.10%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.05%
Institutional U.S. Government Money Market Fund	0.05%
Prime Cash Management Money Market Fund	0.11%

1	The information shown in the table above reflects the effects of voluntary waivers implemented by EIMC. These waivers may be removed at any time without notice.

EIMC also serves as administrator to the Evergreen funds. As administrator, EIMC prepares various filings, reports and contracts on behalf of the Evergreen funds, performs certain back office services, and provides the Evergreen funds with facilities, equipment and personnel. The Evergreen funds pay EIMC a fee for these services and those fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

For a discussion regarding the basis for the approval of a Fund's investment advisory, and, if applicable, sub-advisory agreement(s) by its Board of Trustees, please see the Fund's shareholder report for the period ended February 28, 2010.

AFFILIATED SERVICE PROVIDERS

Evergreen Service Company, LLC ("ESC"), a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Evergreen funds' transfer agent. The Evergreen funds pay ESC fees for these services and such fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

WFFD, a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Fund's principal underwriter. Certain of the Evergreen funds pay WFFD fees for these services pursuant to their 12b-1 plans as well as through the sales charges paid in respect of fund shares. For information regarding such compensation with respect to a Fund, please see the SAI. WFFD is located at 525 Market Street, San Francisco, California, 94105. WFFD is also the distributor and principal underwriter of the Wells Fargo Advantage Funds®.

LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

In June, 2009 Evergreen reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's net asset value ("NAV") being overstated during the period; second, that Evergreen acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen Funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc., Evergreen's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, Evergreen has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. Evergreen neither admitted nor denied the regulators' conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and Evergreen Investment Services, Inc., the Evergreen funds' former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value ("NAV"), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund will normally calculate its NAV at the following times on each day the NYSE is open for regular trading:

Evergreen Fund	NAV Calculation Times (Eastern time)
Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund	10:00 a.m., 12:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m.
Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund	10:00 a.m., 12:00 p.m. and 4:00 p.m.

The Evergreen funds reserve the right to adjust the times that a Fund calculates its NAV if the NYSE closes early or under certain unusual circumstances and to reduce the number of times a Fund calculates its NAV to as infrequently as once a day, without advance notice to shareholders. A Fund will generally calculate its NAV only as of the latest time shown above if it reduces the number of times that it calculates its NAV to once daily.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received and all required information is provided, as set forth in "Requests In Good Order" in the section entitled "Buying and Selling Fund Shares." A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund generally values its investments at amortized cost, which approximates market value.

SHARE CLASS INFORMATION

  12b-1 Fees. To compensate WFFD for the service it provides and for the expenses it bears in connection with the distribution of Fund shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads.

  Additional Compensation to Financial Services Firms. EIMC or WFFD has entered into revenue sharing arrangements under which EIMC or WFFD, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or WFFD's resources, as the case may be (including profits from investment management and other agreements and arrangements between them and their affiliates and the Evergreen funds), and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these amounts are paid to financial services firms that include the Evergreen funds on a "preferred list." Please contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements. In addition, WFFD or its affiliates may compensate financial intermediaries for various administrative and account maintenance services they provide to their clients who are Evergreen fund shareholders.

If payments to financial services firms by the distributor or advisor for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial services firm employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by EIMC or WFFD and their affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial services firm at the time of your purchase.

BUYING AND SELLING FUND SHARES

ACCOUNT MINIMUMS

Institutional Service shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD.

OPENING AN ACCOUNT, ADDING TO AN ACCOUNT, AND SELLING FUND SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payments, or talk to your investment professional or an Evergreen funds service representative. See "Additional Shareholder Services" for information on the Exchange Privilege.

Requests in "Good Order"
All purchase, exchange and redemption requests must be received in "good order." This means that the request must include:

* The Fund name and account number;
* The amount (in dollars or shares) and type (purchase or sale) of the request; Signature(s) of the registered owner(s);
* If required, a Medallion signature guarantee (see "Redemption Requests That Require a Signature Guarantee"); and
* Any supporting legal documentation that may be required.

Purchase and redemption requests received by the Fund in good order will be processed at the next NAV calculated after the Fund receives the purchase or redemption request. An order to exchange shares of the Fund for another Evergreen fund will be processed the next time when both funds calculate their respective NAVs at the same time, which will generally be at 4:00 p.m. if shares of a non-Evergreen Money Market Fund are being purchased.[1]

Purchase and redemption requests that are in good order and are received by the Fund at or after the time of the Fund's last daily NAV calculation will be processed at the first NAV calculated the following business day.[1]

The Evergreen funds reserve the right to reject any purchase or exchange order and to terminate a shareholder's investment or exchange privileges.

1

The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with WFFD. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial services firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to certain unusual circumstances.

Opening an Account
By Mail or through an Investment Professional	Step 1	Complete and sign an account application. You can download an account application from EvergreenInvestments.com.
	Step 2	Instruct your bank to wire or transfer your purchase (they may charge a wire fee) or make a check payable to "Evergreen Investments" in the amount of your investment.
	Step 3	Mail all applicable documents to the address below, or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with WFFD):
		Postal Service Address: Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400	Overnight Address: Evergreen Investments 30 Dan Road Canton, MA 02021-2809

Adding to an Account
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Steps 2 and 3 under "Opening an Account" above.
By Phone	Step 1

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

Step 2

Either instruct your bank to wire or transfer the amount of your purchase (they may charge a wiring fee) or, if your bank account is on file with WFFD, contact Evergreen to request an electronic transfer through the Automated Clearing House (ACH), so that you may avoid paying wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

Selling Fund Shares
To redeem from an IRA or other retirement account, call 1.800.847.5397 for special instructions. For all other accounts, you may redeem shares as follows:
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Step 3 under "Opening an Account" above.
By Phone[1]

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

1

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

  Nature and Timing of Proceeds. Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12:00 p.m. ET for Institutional Municipal Money Market Fund and prior to 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund, if by Federal Funds Wire, will be completed the same day; however we may take up to seven business days. As permitted by federal securities laws, we may suspend redemptions or postpone payment for more than seven days under certain unusual circumstances. We reserve the right to wait up to ten business days after processing requests made by check or ACH transfer before redeeming these shares. In addition, we reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the minimum initial purchase amount. See "Account Minimums."

  Redemption Requests That Require a Signature Guarantee. To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen Investments. The following circumstances require a Medallion signature guarantee:

  You want the proceeds transmitted into a bank account not listed on the account.

  You want the proceeds payable to anyone other than the registered owner(s) of the account.

  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

  The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation may be required:
corporate accounts: certified copy of corporate resolution
fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee? Commercial Bank Trust Company Savings Association Credit Union Member of a U.S. Stock Exchange

ADDITIONAL SHAREHOLDER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or return; or order a statement or duplicate tax form.

For more information about these services, visit EvergreenInvestments.com.

  Exchange Privilege. You can easily exchange shares between Evergreen funds by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting EvergreenInvestments.com.

Exchanges must:

  meet the minimum initial purchase amount of the Fund into which you are exchanging; and

  be within the same class and under the same registration.

There is no sales charge when exchanging shares within the Evergreen funds family.

The telephone exchange service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone exchange in your account.

Telephone Investment Plan
 You may make additional investments electronically in an existing Fund account at amounts not less than $100 or more than $10,000 per investment.

SHORT-TERM TRADING POLICY

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on a Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Adjustable Rate Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary maintaining the shareholder account is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent such trading.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

  Distribution Payment Schedule. A Fund usually distributes capital gains, if any, at least once a year, near the end of the calendar year. The frequency with which a Fund distributes dividends is listed below:

Dividend Payments
Fund	Frequency
Evergreen Institutional 100% Treasury Money Market Fund	Monthly
Evergreen Institutional Money Market Fund	Monthly
Evergreen Institutional Municipal Money Market Fund	Monthly
Evergreen Institutional Treasury Money Market Fund	Monthly
Evergreen Institutional U.S. Government Money Market Fund	Monthly
Evergreen Prime Cash Management Money Market Fund	Monthly

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; at or before 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

  Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

    to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original fund;

    to reinvest capital gains but receive all ordinary income dividend distributions in cash; or

    to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400 or call 1.800.847.5397 to change preferences. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable NAV, the sale or exchange of shares in such funds is typically not a taxable event.

  Because the income received by Evergreen Bond Funds and Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named, but could be subject to state taxes on corporations. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

  Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, for taxable years beginning before January 1, 2011, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at rates applicable to long-term capital gains (that have been temporarily reduced in the case of individuals to no higher than 15%), provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will be taxed at the applicable long-term capital gains rates, which for individuals have been temporarily reduced to no higher than 15% for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011.

  Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

  Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale or exchange, except for money market transactions, are reported on Form 1099B. In addition, with respect to investors who hold shares of an Evergreen Municipal Bond Fund or an Evergreen Municipal Money Market Fund, exempt-interest dividends are reported on Form 1099 INT. You must report these on your tax return. You could pay a penalty if you neglect to report them. You will not be provided with the above mentioned forms if you are exempt from certain reporting requirements. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com/tax. Please consult your tax advisor for further information about the federal, state and local tax consequences of an investment in a fund.

  Retirement Plans. You may invest in an Evergreen fund through employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

PORTFOLIO HOLDINGS

Portfolio Holdings. A description of the Evergreen funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in each Fund's SAI in the section entitled "Fund Policies, Securities, Practices and Risks."

Financial Highlights

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, each Fund's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report, which is available upon request.

Evergreen Institutional 100% Treasury Money Market Fund

	Year Ended February 28,
Class IS	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.85%	3.56%	4.32%	2.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$157,877	$235,023	$214,365	$110,143	$162,313
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.47%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.59%	0.57%	0.58%	0.59%	0.57%
Net investment income	0.01%	0.81%	3.29%	4.16%	2.64%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional Money Market Fund

	Year Ended February 28,
Class IS	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.11%	2.15%[3]	4.86%	4.89%	3.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,270,085	$2,830,533	$3,569,283	$2,868,537	$2,196,902
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.47%	0.43%	0.43%	0.38%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.48%	0.45%	0.45%	0.47%
Net investment income	0.13%	2.17%	4.75%	4.80%	3.13%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Evergreen Institutional Municipal Money Market Fund

	Year Ended February 28,
Class IS	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	1.95%	3.23%	3.21%	2.31%
Ratios and supplemental data
Net assets, end of period (thousands)	$564,325	$830,779	$732,031	$676,614	$688,734
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.47%	0.46%	0.47%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.47%	0.46%	0.47%	0.47%
Net investment income	0.21%	1.85%	3.16%	3.15%	2.24%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional Treasury Money Market Fund

	Year Ended February 28,
Class IS	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.92%	4.19%	4.63%	3.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$845,849	$1,272,128	$1,126,996	$1,551,549	$2,906,339
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.24%	0.46%	0.46%	0.47%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.47%	0.46%	0.47%	0.45%
Net investment income	0.02%	0.76%	4.13%	4.43%	2.99%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional U.S. Government Money Market Fund

	Year Ended February 28,
Class IS	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.05%	1.49%	4.45%	4.69%	3.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$79,838	$132,257	$80,427	$33,257	$140,087
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%	0.46%	0.48%	0.48%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.51%	0.48%	0.48%	0.48%	0.47%
Net investment income	0.05%	1.41%	4.03%	4.63%	2.93%

1	Year ended February 29
2	Amount represents less than $0.005 per share

Evergreen Prime Cash Management Money Market Fund

	Year Ended February 28,
Class IS	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	2.09%[3]	4.85%	4.89%	3.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$336,939	$549,615	$378,816	$301,367	$195,900
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.38%	0.45%	0.43%	0.44%	0.49%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.55%	0.55%	0.54%	0.56%
Net investment income	0.10%	1.94%	4.72%	4.81%	3.16%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Fund Information Quick Reference Guide

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to:

  check your account

  order a statement

  get a Fund's current price, yield and total return

  buy, sell or exchange Fund shares

Shareholder Services
Call 1.800.847.5397

Monday - Friday, 8 a.m. to 6 p.m. ET to

  buy, sell or exchange Fund shares

  order applications

  get assistance with your account

Write us a letter

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

  buy, sell or exchange Fund shares

  change the registration on an account

  for general correspondence

Express, registered or certified mail

Evergreen Investments
30 Dan Road
Canton, MA 02021-2809

Visit us on-line

EvergreenInvestments.com

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

For more information about a Fund, ask for:

  The Fund's most recent annual or semi-annual report, which contains a financial accounting for the Fund and a list of the Fund's portfolio holdings as of a specific date. The independent registered public accounting firm's report and financial statements in each Fund's annual report were filed with the SEC on April 29, 2010 (Accession No. 0001133228-10-000567) and are incorporated by reference into this prospectus, which means that their contents are legally considered to be part of this prospectus.

  The Statement of Additional Information (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents referenced above, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded from EvergreenInvestments.com.

Information about the Fund (including the documents referenced above) is also available, without charge, on the SEC's web site at http:// www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC
525 Market Street, San Francisco, California 94105
Evergreen Investments is a service mark of Evergreen Investment Management
Company, LLC. Copyright 2010.

539893 RV16 (7/10) 811-08405

SUPPLEMENT TO THE PROSPECTUSES

SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	David Sylvester and James Randazzo, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management

This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

July 1, 2010                                                                                                                                              587242 (7/10)

EVERGREEN SELECT MONEY MARKET TRUST

PART A
PROSPECTUS
INVESTOR CLASS

Evergreen
INSTITUTIONAL MONEY MARKET FUNDS
Prospectus July 1, 2010

Evergreen Institutional Money Market Fund
Investor Class EMNXX

Evergreen Institutional Municipal Money Market Fund
Investor Class EINXX

Evergreen Institutional Treasury Money Market Fund
Investor Class ENTXX

Evergreen Institutional U.S. Government Money Market Fund
Investor Class EGNXX

Evergreen Prime Cash Management Money Market Fund
Investor Class ESNXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

Evergreen Institutional Money Market Funds

Fund Summary

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IN
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.38%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IN
1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Concentration Risk. If the Fund concentrates its investments in bank obligations, it may be more vulnerable to adverse conditions affecting banks and the value of the Fund's shares may be more volatile than a Fund that does not concentrate its investments.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Investor Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.66%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	5/1/2001	0.30%	3.24%	3.07%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Investor shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, Wells Fargo Funds Distributor, LLC ("WFFD"). You may purchase or redeem shares of the Fund on any day the New York Stock Exchange ("NYSE") is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IN
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.33%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IN
1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. The market for tax-exempt municipal money market securities is not as broad as the market for taxable money market securities, and the liquidity of the Fund therefore may not be equal to that of a fund that invests principally in taxable money market securities.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Investor Shares (%)1

Highest Quarter: 2nd Quarter 2000	+1.13%[1]
Lowest Quarter: 4th Quarter 2009	+0.02%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	5/1/2001	0.44%	2.37%	2.24%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Investor shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IN
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.33%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IN
1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). The Fund generally maintains a dollar-weighted average maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

PERFORMANCE

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Investor Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.60%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	5/1/2001	0.09%	2.73%	2.69%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Investor shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IN
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.36%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IN
1 Year	$37
3 Years	$116
5 Years	$202
10 Years	$456

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Investor Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.62%[1]
Lowest Quarter: 3rd Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	5/1/2001	0.17%	2.93%	2.82%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Investor shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class IN
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.41%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class IN
1 Year	$42
3 Years	$132
5 Years	$230
10 Years	$518

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Investor Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.65%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	6/13/2003	0.27%	3.20%	3.05%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Investor shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Investment Goals, Strategies and Risks

INVESTMENT GOALS AND STRATEGIES

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. However, the dollar-weighted average life to maturity of the Fund may be longer than 60 days because, among other things, certain adjustable-rate debt instruments are considered, for purposes of calculating the Fund's dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

PRINCIPAL RISKS

The following provides additional information regarding the various risks referenced in the section entitled "Fund Summary." For a list of the principal risks that apply to a particular Fund, please refer to that Fund's summary page.

  Concentration Risk. A Fund that concentrates its investments in a limited number of sectors, industries, states or countries is more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

  Credit Risk. Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer or counterparty defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk is heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

  Foreign Bank Obligation Risk. If a Fund invests in obligations of foreign banks (including U.S. branches of foreign banks) or foreign branches of U.S. banks, it could be exposed to certain risks of foreign investing. For example, there may be less information publicly available about a foreign bank than about a U.S. bank and political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield of, total return earned on, and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting, auditing and financial reporting systems and practices than the United States. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. In addition, compared with the United States, there may be a greater possibility of nationalization or expropriation of assets, imposition of currency exchange controls or withholding requirements, confiscatory or other taxes, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund's investments in certain foreign countries.

  Interest Rate Risk. When interest rates go up, the values of debt securities tend to fall. If a Fund invests a significant portion of its portfolio in debt securities, and if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, their dividend yields may be low when short-term market interest rates are low. Unusually low interest rate environments, as well as other market conditions, may reduce a Fund's return, potentially preventing a Fund from maintaining a positive yield or a constant NAV of $1.00 per share.

  Money Market Fund Risk. The Funds, like most money market funds, rely on a Securities and Exchange Commission rule that generally allows them to issue and redeem shares at a price of $1.00 per share. See "Pricing," below. However, if a Fund's market-based NAV falls too far below $1.00 per share, the Fund would be required to issue and redeem shares at a price below $1.00 per share. For example, a Fund's NAV may be adversely affected if the credit quality of one or more of its holdings deteriorates or if the liquidity in the market for its portfolio securities were limited to such an extent that the Fund might not believe it could sell the portfolio securities at a price very close to par. Although in the past the Fund's adviser or its affiliates may have taken extraordinary steps to support the market value of the Fund's assets, you should not assume that the Fund's adviser or its affiliates will take any of these actions in the future. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of a Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

  Municipal Securities Risk. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities as compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund's portfolio manager(s) than other types of funds. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than other fixed income securities. In addition, the municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by a Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be or become highly illiquid, making them difficult to value or dispose of at favorable prices. Illiquidity may be exacerbated from time to time by market or economic events. When a Fund invests a portion of its assets in bonds that are insured by private insurers, the credit standing of such a bond and/or its price will likely be affected by the credit standing of its insurer and the issuer's ability or perceived ability to meet its obligations.

  U.S. Government Securities Risk. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities in which a Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by GNMA, the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by GNMA, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Although the U.S. government has taken temporary, limited action to support Fannie Mae, Freddie Mac and FHLB, Fannie Mae, Freddie Mac and FHLB are not funded by congressional appropriations and the securities issued by them, like most securities issued by U.S. government agencies or instumentalities, are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government agencies or instumentalities are neither insured nor guaranteed by the U.S. Treasury.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

In addition to the strategies described under "Investment Strategy," a Fund may also pursue the following non-principal investment strategies:

  Sell Strategy. A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.

  Short-Term Taxable Securities. Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

  Short-Term U.S. Government Securities. Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For a description of the risk incurred when a fund invests in short-term U.S. Government securities, please see "U.S. Government Securities Risk" under the "Fund Risks" section above.

For more information on these and other investment strategies a Fund may pursue, and the risks associated with such strategies, please see the Fund's  SAI.

ADDITIONAL INFORMATION ON EXPENSES

Expenses. The information shown in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses" is calculated as of a Fund's most recent fiscal year. If a Fund experiences a decline in average net assets due to market volatility or other factors, the Fund's current expense ratios may be higher than those shown in the table.

FUND MANAGEMENT

INVESTMENT ADVISOR AND ADMINISTRATOR

As investment advisor to the Evergreen funds, Evergreen Investment Management Company, LLC (EIMC) manages and oversees each Evergreen fund's investments and supervises its daily business affairs. EIMC has been managing mutual funds and private accounts since 1932 and managed over $72 billion in assets for the Evergreen funds as of 12/31/2009. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wells Fargo & Company (Wells Fargo), a U.S. bank holding company.

For a Fund's most recent fiscal year, the advisory fee paid to EIMC was as follows:

Advisory Fees Paid as % of Net Assets[1]
Evergreen Fund	As a % of average daily net assets
Institutional Money Market Fund	0.10%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.05%
Institutional U.S. Government Money Market Fund	0.05%
Prime Cash Management Money Market Fund	0.11%

1	The information shown in the table above reflects the effects of voluntary waivers implemented by EIMC. These waivers may be removed at any time without notice.

EIMC also serves as administrator to the Evergreen funds. As administrator, EIMC prepares various filings, reports and contracts on behalf of the Evergreen funds, performs certain back office services, and provides the Evergreen funds with facilities, equipment and personnel. The Evergreen funds pay EIMC a fee for these services and those fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

For a discussion regarding the basis for the approval of a Fund's investment advisory, and, if applicable, sub-advisory agreement(s) by its Board of Trustees, please see the Fund's shareholder report for the period ended February 28, 2010.

AFFILIATED SERVICE PROVIDERS

Evergreen Service Company, LLC ("ESC"), a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Evergreen funds' transfer agent. The Evergreen funds pay ESC fees for these services and such fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

WFFD, a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Fund's principal underwriter. Certain of the Evergreen funds pay WFFD fees for these services pursuant to their 12b-1 plans as well as through the sales charges paid in respect of fund shares. For information regarding such compensation with respect to a Fund, please see the SAI. WFFD is located at 525 Market Street, San Francisco, California, 94105. WFFD is also the distributor and principal underwriter of the Wells Fargo Advantage Funds®.

LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

In June, 2009 Evergreen reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's net asset value ("NAV") being overstated during the period; second, that Evergreen acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen Funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc., Evergreen's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, Evergreen has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. Evergreen neither admitted nor denied the regulators' conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and Evergreen Investment Services, Inc., the Evergreen funds' former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value ("NAV"), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund will normally calculate its NAV at the following times on each day the NYSE is open for regular trading:

Evergreen Fund	NAV Calculation Times (Eastern time)
Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund	10:00 a.m., 12:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m.
Institutional Municipal Money Market Fund	10:00 a.m., 12:00 p.m. and 4:00 p.m.

The Evergreen funds reserve the right to adjust the times that a Fund calculates its NAV if the NYSE closes early or under certain unusual circumstances and to reduce the number of times a Fund calculates its NAV to as infrequently as once a day, without advance notice to shareholders. A Fund will generally calculate its NAV only as of the latest time shown above if it reduces the number of times that it calculates its NAV to once daily.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received and all required information is provided, as set forth in "Requests In Good Order" in the section entitled "Buying and Selling Fund Shares." A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund generally values its investments at amortized cost, which approximates market value.

SHARE CLASS INFORMATION

  12b-1 Fees. To compensate WFFD for the service it provides and for the expenses it bears in connection with the distribution of Fund shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads.

  Additional Compensation to Financial Services Firms. EIMC or WFFD has entered into revenue sharing arrangements under which EIMC or WFFD, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or WFFD's resources, as the case may be (including profits from investment management and other agreements and arrangements between them and their affiliates and the Evergreen funds), and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these amounts are paid to financial services firms that include the Evergreen funds on a "preferred list." Please contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements. In addition, WFFD or its affiliates may compensate financial intermediaries for various administrative and account maintenance services they provide to their clients who are Evergreen fund shareholders.

If payments to financial services firms by the distributor or advisor for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial services firm employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by EIMC or WFFD and their affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial services firm at the time of your purchase.

BUYING AND SELLING FUND SHARES

ACCOUNT MINIMUMS

Investor shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD.

OPENING AN ACCOUNT, ADDING TO AN ACCOUNT, AND SELLING FUND SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payments, or talk to your investment professional or an Evergreen funds service representative. See "Additional Shareholder Services" for information on the Exchange Privilege.

Requests in "Good Order"
 All purchase, exchange and redemption requests must be received in "good order." This means that the request must include:

* The Fund name and account number;
* The amount (in dollars or shares) and type (purchase or sale) of the request;
* Signature(s) of the registered owner(s);
* If required, a Medallion signature guarantee (see "Redemption Requests That Require a Signature Guarantee"); and
* Any supporting legal documentation that may be required.

Purchase and redemption requests received by the Fund in good order will be processed at the next NAV calculated after the Fund receives the purchase or redemption request. An order to exchange shares of the Fund for another Evergreen fund will be processed the next time when both funds calcualte their respective NAVs at the same time, which will generally be at 4:00 p.m. if shares of a non-Evergreen Money Market Fund are being purchased.[1]

Purchase and redemption requests that are in good order and are received by the Fund at or after the time of the Fund's last daily NAV calculation will be processed at the first NAV calculated the following business day.[2]

The Evergreen funds reserve the right to reject any purchase or exchange order and to terminate a shareholder's investment or exchange privileges.

1

The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with WFFD. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial services firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to certain unusual circumstances.

2

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

Opening an Account
By Mail or through an Investment Professional	Step 1	Complete and sign an account application. You can download an account application from EvergreenInvestments.com.
	Step 2	Instruct your bank to wire or transfer your purchase (they may charge a wire fee) or make a check payable to "Evergreen Investments" in the amount of your investment.
	Step 3	Mail all applicable documents to the address below, or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with WFFD):
		Postal Service Address: Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400	Overnight Address: Evergreen Investments 30 Dan Road Canton, MA 02021-2809

Adding to an Account
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Steps 2 and 3 under "Opening an Account" above.
By Phone	Step 1

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

Step 2

Either instruct your bank to wire or transfer the amount of your purchase (they may charge a wiring fee) or, if your bank account is on file with WFFD, contact Evergreen to request an electronic transfer through the Automated Clearing House (ACH), so that you may avoid paying wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

Selling Fund Shares
To redeem from an IRA or other retirement account, call 1.800.847.5397 for special instructions. For all other accounts, you may redeem shares as follows:
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Step 3 under "Opening an Account" above.
By Phone[1]

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

1

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

  Nature and Timing of Proceeds. Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12:00 p.m. ET for Institutional Municipal Money Market Fund, if by Federal Funds Wire, will be completed the same day; however we may take up to seven business days. As permitted by federal securities laws, we may suspend redemptions or postpone payment for more than seven days under certain unusual circumstances. We also reserve the right to wait up to ten business days after processing requests made by check or ACH transfer before redeeming these shares. In addition, we reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the minimum initial purchase amount. See "Account Minimums."

  Redemption Requests That Require a Signature Guarantee. To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen Investments. The following circumstances require a Medallion signature guarantee:

  You want the proceeds transmitted into a bank account not listed on the account.

  You want the proceeds payable to anyone other than the registered owner(s) of the account.

  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

  The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation may be required:
corporate accounts: certified copy of corporate resolution
fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee? Commercial Bank Trust Company Savings Association Credit Union Member of a U.S. Stock Exchange

ADDITIONAL SHAREHOLDER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or return; or order a statement or duplicate tax form.

For more information about these services, visit EvergreenInvestments.com.

  Exchange Privilege. You can easily exchange shares between Evergreen funds by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting EvergreenInvestments.com.

Exchanges must:

  meet the minimum initial purchase amount of the Fund into which you are exchanging; and

  be within the same class and under the same registration.

There is no sales charge when exchanging shares within the Evergreen funds family.

The telephone exchange service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone exchange in your account.

SHORT-TERM TRADING POLICY

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on a Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Adjustable Rate Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary maintaining the shareholder account is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent such trading.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

  Distribution Payment Schedule. A Fund usually distributes capital gains, if any, at least once a year, near the end of the calendar year. The frequency with which a Fund distributes dividends is listed below:

Dividend Payments
Fund	Frequency
Evergreen Institutional Money Market Fund	Monthly
Evergreen Institutional Municipal Money Market Fund	Monthly
Evergreen Institutional Treasury Money Market Fund	Monthly
Evergreen Institutional U.S. Government Money Market Fund	Monthly
Evergreen Prime Cash Management Money Market Fund	Monthly

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

  Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

    to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original fund;

    to reinvest capital gains but receive all ordinary income dividend distributions in cash; or

    to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400 or call 1.800.847.5397 to change preferences. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable NAV, the sale or exchange of shares in such funds is typically not a taxable event.

  Because the income received by Evergreen Bond Funds and Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named, but could be subject to state taxes on corporations. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

  Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, for taxable years beginning before January 1, 2011, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at rates applicable to long-term capital gains (that have been temporarily reduced in the case of individuals to no higher than 15%), provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will be taxed at the applicable long-term capital gains rates, which for individuals have been temporarily reduced to no higher than 15% for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011.

  Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

  Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale or exchange, except for money market transactions, are reported on Form 1099B. In addition, with respect to investors who hold shares of an Evergreen Municipal Bond Fund or an Evergreen Municipal Money Market Fund, exempt-interest dividends are reported on Form 1099 INT. You must report these on your tax return. You could pay a penalty if you neglect to report them. You will not be provided with the above mentioned forms if you are exempt from certain reporting requirements. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com/tax. Please consult your tax advisor for further information about the federal, state and local tax consequences of an investment in a fund.

  Retirement Plans. You may invest in an Evergreen fund through employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

PORTFOLIO HOLDINGS

Portfolio Holdings. A description of the Evergreen funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in each Fund's SAI in the section entitled "Fund Policies, Securities, Practices and Risks."

Financial Highlights

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, each Fund's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report, which is available upon request.

Evergreen Institutional Money Market Fund

	Year Ended February 28,
Class IN	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.17%	2.31%[3]	5.02%	5.05%	3.36%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,690	$52,995	$114,977	$123,480	$128,213
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.35%	0.32%	0.28%	0.28%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.38%	0.33%	0.30%	0.30%	0.32%
Net investment income	0.22%	2.41%	4.96%	4.93%	3.22%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Evergreen Institutional Municipal Money Market Fund

	Year Ended February 28,
Class IN	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30%	2.10%	3.38%	3.36%	2.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$49,051	$86,271	$202,480	$248,249	$189,929
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%	0.31%	0.31%	0.32%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.31%	0.31%	0.32%	0.32%
Net investment income	0.37%	2.06%	3.31%	3.31%	2.44%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional Treasury Money Market Fund

	Year Ended February 28,
Class IN	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06%	1.05%	4.35%	4.79%	3.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$74,113	$108,493	$297,201	$259,223	$255,406
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.31%	0.31%	0.32%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.31%	0.31%	0.32%	0.30%
Net investment income	0.06%	1.24%	4.16%	4.68%	3.13%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional U.S. Government Money Market Fund

	Year Ended February 28,
Class IN	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	1.65%	4.60%	4.84%	3.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,216	$85,832	$104,696	$6,061	$150,371
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.31%	0.32%	0.32%	0.33%
Expenses excluding waivers/reimbursements and expense reductions	0.37%	0.33%	0.32%	0.32%	0.33%
Net investment income	0.12%	1.57%	3.79%	4.42%	3.56%

1	Year ended February 29
2	Amount represents less than 0.005% per share

Evergreen Prime Cash Management Money Market Fund

	Year Ended February 28,
Class IN	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.15%	2.24%[3]	5.00%	5.05%	3.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,500	$7,717	$78,949	$17,838	$20,792
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.29%	0.27%	0.29%	0.34%
Expenses excluding waivers/reimbursements and expense reductions	0.41%	0.39%	0.39%	0.39%	0.41%
Net investment income	0.16%	2.54%	4.71%	4.92%	3.25%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Fund Information Quick Reference Guide

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to:

  check your account

  order a statement

  get a Fund's current price, yield and total return

  buy, sell or exchange Fund shares

Shareholder Services
Call 1.800.847.5397

Monday - Friday, 8 a.m. to 6 p.m. ET to

  buy, sell or exchange Fund shares

  order applications

  get assistance with your account

Write us a letter

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

  buy, sell or exchange Fund shares

  change the registration on an account

  for general correspondence

Express, registered or certified mail

Evergreen Investments
30 Dan Road
Canton, MA 02021-2809

Visit us on-line

EvergreenInvestments.com

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

For more information about a Fund, ask for:

  The Fund's most recent annual or semi-annual report, which contains a financial accounting for the Fund and a list of the Fund's portfolio holdings as of a specific date. The independent registered public accounting firm's report and financial statements in each Fund's annual report were filed with the SEC on April 29, 2010 (Accession No. 0001133228-10-000567) and are incorporated by reference into this prospectus, which means that their contents are legally considered to be part of this prospectus.

  The Statement of Additional Information (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents referenced above, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded from EvergreenInvestments.com.

Information about the Fund (including the documents referenced above) is also available, without charge, on the SEC's web site at http:// www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC
525 Market Street, San Francisco, California 94105
Evergreen Investments is a service mark of Evergreen Investment Management
Company, LLC. Copyright 2010.

558065 RV10 (7/10) 811-08405

SUPPLEMENT TO THE PROSPECTUSES

SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	David Sylvester and James Randazzo, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management

This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

July 1, 2010                                                                                                                                              587242 (7/10)

SUPPLEMENT TO THE PROSPECTUSES

SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	David Sylvester and James Randazzo, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management

This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

July 1, 2010                                                                                                                                              587242 (7/10)

EVERGREEN SELECT MONEY MARKET TRUST

PART A
PROSPECTUS
PARTICIPANT CLASS

Evergreen
INSTITUTIONAL MONEY MARKET FUNDS
Prospectus July 1, 2010

Evergreen Institutional Money Market Fund
Participant Class EMPXX

Evergreen Institutional Municipal Money Market Fund
Participant Class EIPXX

Evergreen Institutional Treasury Money Market Fund
Participant Class ESTXX

Evergreen Institutional U.S. Government Money Market Fund
Participant Class EGPXX

Evergreen Prime Cash Management Money Market Fund
Participant Class ERPXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

Evergreen Institutional Money Market Funds

Fund Summary

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class P
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.78%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class P
1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Concentration Risk. If the Fund concentrates its investments in bank obligations, it may be more vulnerable to adverse conditions affecting banks and the value of the Fund's shares may be more volatile than a Fund that does not concentrate its investments.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Participant Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.66%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Participant Class (before taxes)	5/1/2001	0.12%	2.87%	2.74%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Participant shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, Wells Fargo Funds Distributor, LLC. ("WFFD"). You may purchase or redeem shares of the Fund on any day the New York Stock Exchange ("NYSE") is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class P
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.73%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class P
1 Year	$75
3 Years	$233
5 Years	$406
10 Years	$906

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. The market for tax-exempt municipal money market securities is not as broad as the market for taxable money market securities, and the liquidity of the Fund therefore may not be equal to that of a fund that invests principally in taxable money market securities.

  Municipal Securities Risk. The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Participant Shares (%)1

Highest Quarter: 2nd Quarter 2000	+1.13%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Participant Class (before taxes)	5/1/2001	0.18%	1.99%	1.90%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Participant shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class P
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.73%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class P
1 Year	$75
3 Years	$233
5 Years	$406
10 Years	$906

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). The Fund generally maintains a dollar-weighted average maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Participant Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.60%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Participant Class (before taxes)	5/1/2001	0.02%	2.41%	2.39%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Participant shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class P
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.76%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class P
1 Year	$78
3 Years	$243
5 Years	$422
10 Years	$942

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Securities Risk. Securities issued by agencies or instrumentalities of the U.S. government are generally supported by the credit of the issuer only and are not generally insured or guaranteed by the U.S. Treasury.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Participant Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.62%[1]
Lowest Quarter: 3rd Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Participant Class (before taxes)	5/1/2001	0.06%	2.58%	2.49%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Participant shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

FEES AND EXPENSES

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class P
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.81%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The costs are the same whether you sell the shares at the end of the period or continue to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class P
1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Principal Risk Summaries. In addition to risks related to general economic conditions that may negatively affect the value of your investment in the Fund, such as market cycles, inflation, and investor sentiment, your investment is subject to the following risks. Please remember that an investment in a mutual fund is: not guaranteed to achieve its investment goal; subject to investment risks, including possible loss of money; not a deposit with a bank; and not insured or guaranteed by the FDIC or any government agency.

  Credit Risk. The issuer of a debt security or counterparty on certain investments may be unable or unwilling to pay interest and principal when due or meet its obligations to the Fund. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

  Foreign Bank Obligation Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

  Interest Rate Risk. When interest rates go up, the value of debt securities tends to fall. When interest rates go down, interest earned on debt securities may decline. The longer the terms of the debt securities held by the Fund, the more the Fund is subject to interest rate risk.

  Money Market Fund Risk.  Although, like most money market funds, the Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, there is no guarantee that the Fund will be able to do so. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Performance. The following bar chart and table illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at EvergreenInvestments.com.

Year-by-Year Total Return for Participant Shares (%)1

Highest Quarter: 4th Quarter 2000	+1.65%[1]
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Participant Class (before taxes)	6/13/2003	0.10%	2.84%	2.80%
BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)[2]		0.21%	3.02%	2.99%

1

Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FUND MANAGEMENT

The Fund's investment advisor is Evergreen Investment Management Company, LLC.

PURCHASE AND SALE OF FUND SHARES

Participant shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD. You may purchase or redeem shares of the Fund on any day the NYSE is open for regular trading.

TAX INFORMATION

The Fund will normally distribute its net investment income and net realized capital gains to shareholders. These distributions will be taxed as either ordinary income or as capital gains unless the shares are held through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Investment Goals, Strategies and Risks

INVESTMENT GOALS AND STRATEGIES

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the portfolio managers to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.

Evergreen Institutional Treasury Money Market Fund

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. However, the dollar-weighted average life to maturity of the Fund may be longer than 60 days because, among other things, certain adjustable-rate debt instruments are considered, for purposes of calculating the Fund's dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Institutional U.S. Government Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

Evergreen Prime Cash Management Money Market Fund

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

The Fund's Board of Trustees can change this investment goal without a shareholder vote.

INVESTMENT STRATEGY

The Fund invests principally in money market instruments (high-quality, short-term debt obligations), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund invests in securities with shorter maturities. If interest rates are high, the Fund generally invests in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, except that it may acquire securities (a) issued or guaranteed as to principal or interest by the United States or its agencies and instrumentalities that pay an interest rate that is readjusted no less frequently than every 397 days or (b) subject to a maturity shortening feature that has the effect of reducing its maturity to no greater than 397 days. With certain similar exceptions, the Fund will not generally acquire any second-tier security with a remaining maturity of greater than 45 days.

PRINCIPAL RISKS

The following provides additional information regarding the various risks referenced in the section entitled "Fund Summary." For a list of the principal risks that apply to a particular Fund, please refer to that Fund's summary page.

  Concentration Risk. A Fund that concentrates its investments in a limited number of sectors, industries, states or countries is more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

  Credit Risk. Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer or counterparty defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk is heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

  Foreign Bank Obligation Risk. If a Fund invests in obligations of foreign banks (including U.S. branches of foreign banks) or foreign branches of U.S. banks, it could be exposed to certain risks of foreign investing. For example, there may be less information publicly available about a foreign bank than about a U.S. bank and political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield of, total return earned on, and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting, auditing and financial reporting systems and practices than the United States. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. In addition, compared with the United States, there may be a greater possibility of nationalization or expropriation of assets, imposition of currency exchange controls or withholding requirements, confiscatory or other taxes, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund's investments in certain foreign countries.

  Interest Rate Risk. When interest rates go up, the values of debt securities tend to fall. If a Fund invests a significant portion of its portfolio in debt securities, and if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, their dividend yields may be low when short-term market interest rates are low. Unusually low interest rate environments, as well as other market conditions, may reduce a Fund's return, potentially preventing a Fund from maintaining a positive yield or a constant NAV of $1.00 per share.

  Money Market Fund Risk. The Funds, like most money market funds, rely on a Securities and Exchange Commission rule that generally allows them to issue and redeem shares at a price of $1.00 per share. See "Pricing," below. However, if a Fund's market-based NAV falls too far below $1.00 per share, the Fund would be required to issue and redeem shares at a price below $1.00 per share. For example, a Fund's NAV may be adversely affected if the credit quality of one or more of its holdings deteriorates or if the liquidity in the market for its portfolio securities were limited to such an extent that the Fund might not believe it could sell the portfolio securities at a price very close to par. Although in the past the Fund's adviser or its affiliates may have taken extraordinary steps to support the market value of the Fund's assets, you should not assume that the Fund's adviser or its affiliates will take any of these actions in the future. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  Municipal Money Market Fund Risk. Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of a Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

  Municipal Securities Risk. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities as compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund's portfolio manager(s) than other types of funds. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than other fixed income securities. In addition, the municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by a Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be or become highly illiquid, making them difficult to value or dispose of at favorable prices. Illiquidity may be exacerbated from time to time by market or economic events. When a Fund invests a portion of its assets in bonds that are insured by private insurers, the credit standing of such a bond and/or its price will likely be affected by the credit standing of its insurer and the issuer's ability or perceived ability to meet its obligations.

  U.S. Government Securities Risk. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities in which a Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by GNMA, the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by GNMA, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Although the U.S. government has taken temporary, limited action to support Fannie Mae, Freddie Mac and FHLB, Fannie Mae, Freddie Mac and FHLB are not funded by congressional appropriations and the securities issued by them, like most securities issued by U.S. government agencies or instumentalities, are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government agencies or instumentalities are neither insured nor guaranteed by the U.S. Treasury.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

In addition to the strategies described under "Investment Strategy," a Fund may also pursue the following non-principal investment strategies:

  Sell Strategy. A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.

  Short-Term Taxable Securities. Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

  Short-Term U.S. Government Securities. Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For a description of the risk incurred when a fund invests in short-term U.S. Government securities, please see "U.S. Government Securities Risk" under the "Fund Risks" section above.

For more information on these and other investment strategies a Fund may pursue, and the risks associated with such strategies, please see the Fund's  SAI.

ADDITIONAL INFORMATION ON EXPENSES

Expenses. The information shown in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses" is calculated as of a Fund's most recent fiscal year. If a Fund experiences a decline in average net assets due to market volatility or other factors, the Fund's current expense ratios may be higher than those shown in the table.

FUND MANAGEMENT

INVESTMENT ADVISOR AND ADMINISTRATOR

As investment advisor to the Evergreen funds, Evergreen Investment Management Company, LLC (EIMC) manages and oversees each Evergreen fund's investments and supervises its daily business affairs. EIMC has been managing mutual funds and private accounts since 1932 and managed over $72 billion in assets for the Evergreen funds as of 12/31/2009. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wells Fargo & Company (Wells Fargo), a U.S. bank holding company.

For a Fund's most recent fiscal year, the advisory fee paid to EIMC was as follows:

Advisory Fees Paid as % of Net Assets[1]
Evergreen Fund	As a % of average daily net assets
Institutional Money Market Fund	0.10%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.05%
Institutional U.S. Government Money Market Fund	0.05%
Prime Cash Management Money Market Fund	0.11%

1	The information shown in the table above reflects the effects of voluntary waivers implemented by EIMC. These waivers may be removed at any time without notice.

EIMC also serves as administrator to the Evergreen funds. As administrator, EIMC prepares various filings, reports and contracts on behalf of the Evergreen funds, performs certain back office services, and provides the Evergreen funds with facilities, equipment and personnel. The Evergreen funds pay EIMC a fee for these services and those fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

For a discussion regarding the basis for the approval of a Fund's investment advisory, and, if applicable, sub-advisory agreement(s) by its Board of Trustees, please see the Fund's shareholder report for the period ended February 28, 2010.

AFFILIATED SERVICE PROVIDERS

Evergreen Service Company, LLC ("ESC"), a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Evergreen funds' transfer agent. The Evergreen funds pay ESC fees for these services and such fees are included in the "Other Expenses" item in the Annual Fund Operating Expenses table in the section entitled "Fees and Expenses."

WFFD, a subsidiary of Wells Fargo and an affiliate of EIMC, serves as the Fund's principal underwriter. Certain of the Evergreen funds pay WFFD fees for these services pursuant to their 12b-1 plans as well as through the sales charges paid in respect of fund shares. For information regarding such compensation with respect to a Fund, please see the SAI. WFFD is located at 525 Market Street, San Francisco, California, 94105. WFFD is also the distributor and principal underwriter of the Wells Fargo Advantage Funds®.

LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

In June, 2009 Evergreen reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's net asset value ("NAV") being overstated during the period; second, that Evergreen acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen Funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc., Evergreen's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, Evergreen has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. Evergreen neither admitted nor denied the regulators' conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and Evergreen Investment Services, Inc., the Evergreen funds' former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value ("NAV"), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund will normally calculate its NAV at the following times on each day the NYSE is open for regular trading:

Evergreen Fund	NAV Calculation Times (Eastern time)
Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund	10:00 a.m., 12:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m.
Institutional Municipal Money Market Fund	10:00 a.m., 12:00 p.m. and 4:00 p.m.

The Evergreen funds reserve the right to adjust the times that a Fund calculates its NAV if the NYSE closes early or under certain unusual circumstances and to reduce the number of times a Fund calculates its NAV to as infrequently as once a day, without advance notice to shareholders. A Fund will generally calculate its NAV only as of the latest time shown above if it reduces the number of times that it calculates its NAV to once daily.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received and all required information is provided, as set forth in "Requests In Good Order" in the section entitled "Buying and Selling Fund Shares." A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund generally values its investments at amortized cost, which approximates market value.

SHARE CLASS INFORMATION

  12b-1 Fees. To compensate WFFD for the service it provides and for the expenses it bears in connection with the distribution of Fund shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads.

  Additional Compensation to Financial Services Firms. EIMC or WFFD has entered into revenue sharing arrangements under which EIMC or WFFD, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or WFFD's resources, as the case may be (including profits from investment management and other agreements and arrangements between them and their affiliates and the Evergreen funds), and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these amounts are paid to financial services firms that include the Evergreen funds on a "preferred list." Please contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements. In addition, WFFD or its affiliates may compensate financial intermediaries for various administrative and account maintenance services they provide to their clients who are Evergreen fund shareholders.

If payments to financial services firms by the distributor or advisor for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial services firm employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by EIMC or WFFD and their affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial services firm at the time of your purchase.

BUYING AND SELLING FUND SHARES

ACCOUNT MINIMUMS

Participant shares are sold without front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain financial intermediaries, or directly through the Fund's distributor, WFFD.

OPENING AN ACCOUNT, ADDING TO AN ACCOUNT, AND SELLING FUND SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payments, or talk to your investment professional or an Evergreen funds service representative. See "Additional Shareholder Services" for information on the Exchange Privilege.

Requests in "Good Order"
 All purchase, exchange and redemption requests must be received in "good order." This means that the request must include:

* The Fund name and account number;
* The amount (in dollars or shares) and type (purchase or sale) of the request;
* Signature(s) of the registered owner(s);
* If required, a Medallion signature guarantee (see "Redemption Requests That Require a Signature Guarantee"); and
* Any supporting legal documentation that may be required.

Purchase and redemption requests received by the Fund in good order will be processed at the next NAV calculated after the Fund receives the purchase or redemption request. An order to exchange shares of the Fund for another Evergreen fund will be processed the next time when both funds calcualte their respective NAVs at the same time, which will generally be at 4:00 p.m. if shares of a non-Evergreen Money Market Fund are being purchased.[1]

Purchase and redemption requests that are in good order and are received by the Fund at or after the time of the Fund's last daily NAV calculation will be processed at the first NAV calculated the following business day.[2]

The Evergreen funds reserve the right to reject any purchase or exchange order and to terminate a shareholder's investment or exchange privileges.

1

The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with WFFD. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial services firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to certain unusual circumstances.

2

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

Opening an Account
By Mail or through an Investment Professional	Step 1	Complete and sign an account application. You can download an account application from EvergreenInvestments.com.
	Step 2	Instruct your bank to wire or transfer your purchase (they may charge a wire fee) or make a check payable to "Evergreen Investments" in the amount of your investment.
	Step 3	Mail all applicable documents to the address below, or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with WFFD):
		Postal Service Address: Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400	Overnight Address: Evergreen Investments 30 Dan Road Canton, MA 02021-2809

Adding to an Account
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Steps 2 and 3 under "Opening an Account" above.
By Phone	Step 1

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

Step 2

Either instruct your bank to wire or transfer the amount of your purchase (they may charge a wiring fee) or, if your bank account is on file with WFFD, contact Evergreen to request an electronic transfer through the Automated Clearing House (ACH), so that you may avoid paying wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

Selling Fund Shares
To redeem from an IRA or other retirement account, call 1.800.847.5397 for special instructions. For all other accounts, you may redeem shares as follows:
By Mail	Step 1 Step 2	Write a note that includes all the information listed under "Requests in Good Order" above. Complete Step 3 under "Opening an Account" above.
By Phone[1]

Call the Evergreen Express Line (available 24 hours a day) at 1.800.346.3858, or, to speak with an Evergreen funds service representative, call 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.

1

The telephone redemption service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) or the required account information (including your investment professional) can request a telephone redemption in your account.

  Nature and Timing of Proceeds. Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12:00 p.m. ET for Institutional Municipal Money Market Fund, if by Federal Funds Wire, will be completed the same day; however we may take up to seven business days. As permitted by federal securities laws, we may suspend redemptions or postpone payment for more than seven days under certain unusual circumstances. We also reserve the right to wait up to ten business days after processing requests made by check or ACH transfer before redeeming these shares. In addition, we reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the minimum initial purchase amount. See "Account Minimums."

  Redemption Requests That Require a Signature Guarantee. To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen Investments. The following circumstances require a Medallion signature guarantee:

  You want the proceeds transmitted into a bank account not listed on the account.

  You want the proceeds payable to anyone other than the registered owner(s) of the account.

  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

  The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation may be required:
corporate accounts: certified copy of corporate resolution
fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee? Commercial Bank Trust Company Savings Association Credit Union Member of a U.S. Stock Exchange

ADDITIONAL SHAREHOLDER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or return; or order a statement or duplicate tax form.

For more information about these services, visit EvergreenInvestments.com.

  Exchange Privilege. You can easily exchange shares between Evergreen funds by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting EvergreenInvestments.com.

Exchanges must:

  meet the minimum initial purchase amount of the Fund into which you are exchanging; and

  be within the same class and under the same registration.

There is no sales charge when exchanging shares within the Evergreen funds family.

The telephone exchange service must be authorized ahead of time. Once you have authorized this service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone exchange in your account.

SHORT-TERM TRADING POLICY

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on a Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Adjustable Rate Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary maintaining the shareholder account is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent such trading.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

  Distribution Payment Schedule. A Fund usually distributes capital gains, if any, at least once a year, near the end of the calendar year. The frequency with which a Fund distributes dividends is listed below:

Dividend Payments
Fund	Frequency
Evergreen Institutional Money Market Fund	Monthly
Evergreen Institutional Municipal Money Market Fund	Monthly
Evergreen Institutional Treasury Money Market Fund	Monthly
Evergreen Institutional U.S. Government Money Market Fund	Monthly
Evergreen Prime Cash Management Money Market Fund	Monthly

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

  Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

    to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original fund;

    to reinvest capital gains but receive all ordinary income dividend distributions in cash; or

    to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400 or call 1.800.847.5397 to change preferences. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable NAV, the sale or exchange of shares in such funds is typically not a taxable event.

  Because the income received by Evergreen Bond Funds and Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named, but could be subject to state taxes on corporations. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

  Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, for taxable years beginning before January 1, 2011, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at rates applicable to long-term capital gains (that have been temporarily reduced in the case of individuals to no higher than 15%), provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will be taxed at the applicable long-term capital gains rates, which for individuals have been temporarily reduced to no higher than 15% for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend, modify or eliminate this provision to or for tax years beginning on or after January 1, 2011.

  Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

  Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale or exchange, except for money market transactions, are reported on Form 1099B. In addition, with respect to investors who hold shares of an Evergreen Municipal Bond Fund or an Evergreen Municipal Money Market Fund, exempt-interest dividends are reported on Form 1099 INT. You must report these on your tax return. You could pay a penalty if you neglect to report them. You will not be provided with the above mentioned forms if you are exempt from certain reporting requirements. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com/tax. Please consult your tax advisor for further information about the federal, state and local tax consequences of an investment in a fund.

  Retirement Plans. You may invest in an Evergreen fund through employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

PORTFOLIO HOLDINGS

Portfolio Holdings. A description of the Evergreen funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in each Fund's SAI in the section entitled "Fund Policies, Securities, Practices and Risks."

Financial Highlights

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, each Fund's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report, which is available upon request.

Evergreen Institutional Money Market Fund

	Year Ended February 28,
Class P	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06%	1.90%[3]	4.61%	4.63%	2.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$45,155	$46,198	$136,996	$72,771	$37,038
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.72%	0.68%	0.68%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.78%	0.73%	0.70%	0.70%	0.70%
Net investment income	0.06%	2.06%	4.46%	4.56%	2.55%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Evergreen Institutional Municipal Money Market Fund

	Year Ended February 28,
Class P	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.11%	1.69%	2.97%	2.95%	2.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,231	$3,351	$22,235	$7,159	$10,988
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.54%	0.71%	0.71%	0.72%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.71%	0.71%	0.72%	0.72%
Net investment income	0.12%	1.83%	2.83%	2.85%	1.85%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional Treasury Money Market Fund

	Year Ended February 28,
Class P	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.81%	3.93%	4.37%	2.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$78,515	$91,165	$82,287	$56,577	$105,474
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.63%	0.71%	0.72%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.71%	0.71%	0.72%	0.70%
Net investment income (loss)	0.01%	0.66%	3.85%	4.20%	2.56%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

Evergreen Institutional U.S. Government Money Market Fund

	Year Ended February 28,
Class P	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01	0.04	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.01)	(0.04)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	1.24%	4.18%	4.42%	2.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$38,907	$63,919	$74,119	$46,348	$259,175
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.71%	0.73%	0.73%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.78%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.02%	1.24%	4.00%	4.17%	2.79%

1	Year ended February 29
2	Amount represents less than $0.005 per share

Evergreen Prime Cash Management Money Market Fund

	Year Ended February 28,
Class P	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	1.84%[3]	4.58%	4.63%	2.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,733	$39,979	$150,227	$28,973	$22,927
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.69%	0.67%	0.69%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.79%	0.79%	0.79%	0.81%
Net investment income	0.04%	2.03%	4.36%	4.47%	2.84%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

Fund Information Quick Reference Guide

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to:

  check your account

  order a statement

  get a Fund's current price, yield and total return

  buy, sell or exchange Fund shares

Shareholder Services
Call 1.800.847.5397

Monday - Friday, 8 a.m. to 6 p.m. ET to

  buy, sell or exchange Fund shares

  order applications

  get assistance with your account

Write us a letter

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

  buy, sell or exchange Fund shares

  change the registration on an account

  for general correspondence

Express, registered or certified mail

Evergreen Investments
30 Dan Road
Canton, MA 02021-2809

Visit us on-line

EvergreenInvestments.com

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

For more information about a Fund, ask for:

  The Fund's most recent annual or semi-annual report, which contains a financial accounting for the Fund and a list of the Fund's portfolio holdings as of a specific date. The independent registered public accounting firm's report and financial statements in each Fund's annual report were filed with the SEC on April 29, 2010 (Accession No. 0001133228-10-000567) and are incorporated by reference into this prospectus, which means that their contents are legally considered to be part of this prospectus.

  The Statement of Additional Information (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents referenced above, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded from EvergreenInvestments.com.

Information about the Fund (including the documents referenced above) is also available, without charge, on the SEC's web site at http:// www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC
525 Market Street, San Francisco, California 94105
Evergreen Investments is a service mark of Evergreen Investment Management
Company, LLC. Copyright 2010.

558064 RV10 (7/10) 811-08405